UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock

Bond Fund

Annual report 5/31/17

A message to shareholders

Dear shareholder,

Bond markets were a study in contrasts over the past 12 months, with credit-sensitive segments enjoying solid gains while rate-sensitive areas posted much more muted returns. Generally, the global macroeconomic picture continued to improve, with corporate earnings in both the United States and abroad showing signs of strength.

In the United States, the steady drumbeat of economic growth convinced the U.S. Federal Reserve (Fed) to raise short-term interest rates by a quarter of a percentage point twice during your fund's fiscal year and once more shortly after the period ended, and continued to hint at one more rate hike in the back half of this year. The Fed also began laying out plans for shrinking its $4.5 trillion balance sheet, a potentially delicate operation that investors will be watching closely.

There are a number of potential headwinds and uncertainties facing bond investors today. At John Hancock Investments, we believe one of the best ways to navigate these challenges is by talking with your financial advisor, who can make sure that your fixed-income allocations are suitable for your investment goals and that they appropriately balance the need for income with market risks.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
43	Financial statements
46	Financial highlights
54	Notes to financial statements
63	Auditor's report
64	Tax information
65	Trustees and Officers
69	More information

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/17 (%)

Class A shares (without sales charge)
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar intermediate term bond fund category average
4.07
1.58
2.59
2.89
2.53
2.28
4.11
2.24
2.52
5.89
4.46
4.26
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The U.S. election caused a rise in yields

Yields spiked in the final months of 2016 following the November U.S. presidential election.

Risk assets led the bond market's advance

Investors' outlook for improved economic conditions in the United States fueled strong gains in risk assets.

The fund generated a positive return

The fund significantly outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

PORTFOLIO COMPOSITION AS OF 5/31/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       3

Discussion of fund performance

An interview with Portfolio Managers Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Howard C. Greene, CFA
Portfolio Manager
John Hancock Asset Management

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

The 12 months ended May 31, 2017, represented a challenging period for fixed-income investors. What were some of the major issues moving markets?

It was really a tale of two markets during the fund's fiscal year. Yields in the U.S. Treasury market were fairly stable in the months leading up to the November U.S. presidential election. After the election, however, yields spiked, reflecting a sell-off in U.S. Treasuries and corresponding rally in so-called risk assets (generally those rated BB and lower), including equities, high-yield bonds, and emerging-market debt. Since late December, yields in the 10-year U.S. Treasury market have been choppy but rangebound, generally trading between 2.2% and 2.6%. While risk assets have, for the most part, continued to notch gains, there are growing concerns about some of the macroeconomic factors facing markets. Much of the rally in late 2016 was driven by the belief that the Trump administration would usher in some pro-growth policy changes, including tax reform and potential deregulation. While changes to economic policy are still certainly possible, investors have lately begun to grapple with the fact that they may have overestimated the speed with which any reforms could be implemented. Nonetheless, all told, it was a very strong 12 months for risk assets and credit-sensitive securities, while rate-sensitive debt was essentially flat.

What's your outlook for interest rates over the near term?

The U.S. Federal Reserve (Fed) hiked short-term interest rates twice during the fund's fiscal year and once more shortly after the end of the period. The Fed has been suggesting it intends to hike rates once more in 2017, potentially in September. We think that's a likely outcome, barring any unforeseen shock to the economy.

The bigger question, however, has to do with the Fed's plans regarding the size of its balance sheet. After multiple iterations of bond-buying programs in the wake of the financial crisis, the Fed now holds approximately $4.5 trillion worth of debt on its books, including $1.8 trillion in agency

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       4

"One of the biggest positive contributions to performance came from the fund's limited exposure to U.S. Treasuries and its slightly below-benchmark exposure to duration ..."
mortgage-backed securities (MBS). When the Fed eventually begins unwinding those holdings—potentially by reinvesting fewer and fewer proceeds from maturing debt—it could have significant implications for the MBS market. The Fed is the largest buyer in the agency MBS market today, and with already tight valuations in that space, any downturn in demand could have a material effect on prices. With that in mind, we have been taking a more cautious stance on the agency MBS investment, and the fund holds 18.1% of net assets in U.S. government agency debt, including collateralized mortgage obligations.

QUALITY COMPOSITION AS OF 5/31/17 (%)

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       5

"As the Fed continues to navigate normalizing monetary policy, individual security selection will become increasingly important."

What positions helped the fund's performance versus its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index?

One of the biggest positive contributions to performance came from the fund's limited exposure to U.S. Treasuries and its slightly below-benchmark exposure to duration, which measures a portfolio's sensitivity to interest rates. The fund's duration at period end was 5.72, compared with 5.95 for the benchmark. Treasuries sold off throughout the period and the fund's underweight position contributed positively to relative returns. Likewise, the fund's lower duration profile meant it was less susceptible to price declines as interest rates rose.

Another big contributor was the fund's modest position in high-yield debt, which gained during the period. Investment-grade corporate debt also had a positive effect on returns, and strong security selection in the corporate bond space was beneficial to relative results.

Finally, the fund's overweight exposure to commercial mortgage-backed securities (CMBS) boosted relative returns. Fundamentals in commercial real estate, which tend to be correlated with the health of the overall economy, continued to strengthen during the period and CMBS benefited.

What positions detracted from relative performance?

The fund's small positions in high-grade U.S. utilities and foreign industrials were a slight drag on returns, as were the fund's allocations to certain asset-backed securities, including securities backed by auto loans and credit card receivables. Altogether, these were relatively small positions for the fund and were only a minor factor in the fund's relative results versus the benchmark.

COUNTRY COMPOSITION AS OF 5/31/17 (%)

United States	89.6
United Kingdom	1.7
Netherlands	1.5
France	1.1
Other countries	6.1
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       6

Given the level of uncertainty in the markets, how have you positioned the fund?

We're continuing to take a fairly conservative stance in general as we head into the second half of 2017. We don't believe now is the time to be making big bets on either interest rates or credit. To that end, we held a modestly defensive stance with respect to the fund's duration; however, sector weighting and individual security selection remain our primary strategic emphasis.

With that said, the fund holds some floating-rate securities, primarily mortgage-backed securities that hold adjustable rate loans. These investments can benefit should interest rates continue to move higher, and we believe they provide an element of diversification to the fund. With regard to credit, we have been focused on high-quality securities within both the investment-grade space and the high-yield area.

While our primary goal is to offer investors a well-diversified portfolio, in general we prefer credit-driven holdings over rate-sensitive securities, given the incremental yields offered and the potential opportunity for some spread tightening. The reality for investors, however, is that for the foreseeable future, we are likely to remain in an environment of coupon-driven returns. There are not a lot of opportunities in the market for meaningful price appreciation, and given the headwinds of rising interest rates and sluggish global economic growth, we prefer a more conservative tilt to the portfolio. As the Fed continues to navigate normalizing monetary policy, individual security selection will become increasingly important. While the markets seem to have already priced in stronger economic growth under a Trump administration, we believe our slightly more conservative stance is warranted until potential policy changes become realities and that growth begins to manifest itself in real economic data.

MANAGED BY

Howard C. Greene, CFA On the fund since 2002 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-17	as of 5-31-17
Class A	-0.10	3.27	5.46	17.45	70.17	2.53	2.48
Class B	-1.65	3.04	5.30	16.15	67.58	1.95	1.89
Class C	2.35	3.38	5.15	18.06	65.27	1.94	1.89
Class I2	4.33	4.44	6.29	24.27	84.03	2.96	2.90
Class R2[2,3]	3.97	4.10	5.88	22.23	77.05	2.54	2.48
Class R4[2,3]	4.25	4.26	6.05	23.19	79.90	2.78	2.63
Class R6[2,3]	4.58	4.59	6.39	25.15	85.77	3.05	2.97
Class NAV[2,3]	4.51	4.58	6.41	25.08	86.06	3.05	2.99
Index†	1.58	2.24	4.46	11.72	54.66	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.93	1.63	1.63	0.61	1.02	0.87	0.52	0.50
Net (%)	0.88	1.58	1.58	0.56	0.97	0.72	0.45	0.45

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	5-31-07	16,758	16,758	15,466
Class C4	5-31-07	16,527	16,527	15,466
Class I2,3	5-31-07	18,403	18,403	15,466
Class R2[2,3]	5-31-07	17,705	17,705	15,466
Class R4[2,3]	5-31-07	17,990	17,990	15,466
Class R6[2,3]	5-31-07	18,577	18,577	15,466
Class NAV[2,3]	5-31-07	18,606	18,606	15,466

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered 3-1-12; Class R4 shares were first offered 3-27-15; Class R6 shares were first offered 9-1-11; Class NAV shares were first offered 8-31-15. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2, Class R4, Class R6, and Class NAV shares, as applicable.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on December 1, 2016, with the same investment held until May 31, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on December 1, 2016, with the same investment held until May 31, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2016	Ending value on 5-31-2017	Expenses paid during period ended 5-31-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,035.20	$4.16	0.82%
	Hypothetical example for comparison purposes	1,000.00	1,020.80	4.13	0.82%
Class B	Actual expenses/actual returns	1,000.00	1,031.70	7.70	1.52%
	Hypothetical example for comparison purposes	1,000.00	1,017.40	7.65	1.52%
Class C	Actual expenses/actual returns	1,000.00	1,031.70	7.70	1.52%
	Hypothetical example for comparison purposes	1,000.00	1,017.40	7.65	1.52%
Class I	Actual expenses/actual returns	1,000.00	1,036.90	2.54	0.50%
	Hypothetical example for comparison purposes	1,000.00	1,022.40	2.52	0.50%
Class R2	Actual expenses/actual returns	1,000.00	1,034.70	4.67	0.92%
	Hypothetical example for comparison purposes	1,000.00	1,020.30	4.63	0.92%
Class R4	Actual expenses/actual returns	1,000.00	1,036.00	3.35	0.66%
	Hypothetical example for comparison purposes	1,000.00	1,021.60	3.33	0.66%
Class R6	Actual expenses/actual returns	1,000.00	1,038.00	2.03	0.40%
	Hypothetical example for comparison purposes	1,000.00	1,022.90	2.02	0.40%
Class NAV	Actual expenses/actual returns	1,000.00	1,037.40	2.08	0.41%
	Hypothetical example for comparison purposes	1,000.00	1,022.90	2.07	0.41%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       11

Fund's investments

As of 5-31-17
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 45.7%				$4,421,982,378
(Cost $4,315,315,795)
Consumer discretionary 5.1%				494,758,572
Auto components 0.2%
Lear Corp.	5.250	01-15-25	10,154,000	10,819,371
Nemak SAB de CV (S)	5.500	02-28-23	6,941,000	7,175,259
ZF North America Capital, Inc. (S)	4.750	04-29-25	5,650,000	5,937,868
Automobiles 1.7%
American Honda Finance Corp.	1.700	02-22-19	12,703,000	12,708,145
American Honda Finance Corp.	2.000	02-14-20	20,100,000	20,179,214
BMW US Capital LLC (S)	2.150	04-06-20	13,760,000	13,845,670
Daimler Finance North America LLC (S)	2.200	05-05-20	8,250,000	8,258,745
Ford Motor Company	4.750	01-15-43	7,330,000	6,894,188
Ford Motor Credit Company LLC	2.375	03-12-19	7,838,000	7,867,087
Ford Motor Credit Company LLC	2.551	10-05-18	4,810,000	4,841,145
Ford Motor Credit Company LLC	5.875	08-02-21	22,875,000	25,518,961
General Motors Company	4.875	10-02-23	17,244,000	18,425,197
General Motors Company	6.250	10-02-43	10,085,000	11,027,423
General Motors Financial Company, Inc.	4.000	01-15-25	15,329,000	15,417,617
General Motors Financial Company, Inc.	4.300	07-13-25	15,131,000	15,318,640
Diversified consumer services 0.1%
Laureate Education, Inc. (S)	8.250	05-01-25	5,175,000	5,446,688
Service Corp. International	5.375	05-15-24	6,765,000	7,127,942
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (S)	6.000	03-15-22	5,595,000	5,776,838
Chester Downs & Marina LLC (S)	9.250	02-01-20	9,575,000	9,838,313
Eldorado Resorts, Inc.	7.000	08-01-23	3,770,000	4,090,450
GLP Capital LP	5.375	04-15-26	5,705,000	6,175,663
Hilton Grand Vacations Borrower LLC (S)	6.125	12-01-24	3,245,000	3,488,375
International Game Technology PLC (S)	6.500	02-15-25	5,175,000	5,650,479
Jacobs Entertainment, Inc. (S)	7.875	02-01-24	2,798,000	2,951,890
Mohegan Tribal Gaming Authority (S)	7.875	10-15-24	6,820,000	7,041,650
Seminole Tribe of Florida, Inc. (S)	6.535	10-01-20	2,354,000	2,389,310
Waterford Gaming LLC (H)(S)	8.625	09-15-14	440,015	0
Household durables 0.0%
Newell Brands, Inc.	2.150	10-15-18	2,995,000	3,010,721
Internet and direct marketing retail 0.5%
Expedia, Inc.	5.000	02-15-26	24,642,000	26,750,197
QVC, Inc.	4.375	03-15-23	9,652,000	9,775,314
QVC, Inc.	5.125	07-02-22	6,244,000	6,614,063
QVC, Inc.	5.450	08-15-34	7,169,000	6,711,948

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products 0.1%
Vista Outdoor, Inc.	5.875	10-01-23	9,817,000	$9,927,441
Media 1.8%
Altice Financing SA (S)	6.625	02-15-23	7,765,000	8,261,960
Cengage Learning, Inc. (S)	9.500	06-15-24	9,160,000	7,923,400
Charter Communications Operating LLC	6.484	10-23-45	18,975,000	22,673,190
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	9,097,000	9,369,910
Lions Gate Entertainment Corp. (S)	5.875	11-01-24	6,620,000	6,901,350
McGraw-Hill Global Education Holdings LLC (S)	7.875	05-15-24	4,150,000	4,046,250
MDC Partners, Inc. (S)	6.500	05-01-24	6,155,000	6,201,163
Midcontinent Communications (S)	6.875	08-15-23	7,670,000	8,274,013
Myriad International Holdings BV (S)	5.500	07-21-25	15,025,000	16,144,363
Omnicom Group, Inc.	3.600	04-15-26	8,550,000	8,698,001
Sinclair Television Group, Inc. (S)	5.625	08-01-24	6,495,000	6,681,731
Sirius XM Radio, Inc. (S)	5.250	08-15-22	6,419,000	6,635,641
Sirius XM Radio, Inc. (S)	5.375	04-15-25	8,895,000	9,139,613
Sirius XM Radio, Inc. (S)	5.375	07-15-26	11,385,000	11,669,625
Time Warner Cable LLC	8.250	04-01-19	8,190,000	9,075,208
Time Warner, Inc.	3.800	02-15-27	13,465,000	13,430,678
WMG Acquisition Corp. (S)	4.875	11-01-24	5,311,000	5,364,110
WMG Acquisition Corp. (S)	6.750	04-15-22	8,037,000	8,464,970
Specialty retail 0.2%
L Brands, Inc.	6.625	04-01-21	11,935,000	13,218,013
L Brands, Inc.	6.875	11-01-35	5,760,000	5,583,571
Consumer staples 2.1%				208,646,948
Beverages 0.6%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	29,535,000	32,742,826
Molson Coors Brewing Company	1.450	07-15-19	12,820,000	12,709,492
Molson Coors Brewing Company	3.000	07-15-26	11,267,000	10,942,353
PepsiCo, Inc.	1.500	02-22-19	6,570,000	6,567,792
Food and staples retailing 0.6%
CVS Health Corp.	2.875	06-01-26	10,415,000	10,120,474
CVS Health Corp.	5.125	07-20-45	16,344,000	18,507,848
SUPERVALU, Inc.	7.750	11-15-22	5,043,000	5,181,683
Walgreens Boots Alliance, Inc.	1.750	05-30-18	10,115,000	10,198,752
Whole Foods Market, Inc.	5.200	12-03-25	12,328,000	13,182,639
Food products 0.6%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	6,016,000	6,745,957
Kraft Heinz Foods Company	2.000	07-02-18	13,669,000	13,708,230
Kraft Heinz Foods Company (S)	4.875	02-15-25	8,527,000	9,128,733
Kraft Heinz Foods Company	5.200	07-15-45	13,702,000	14,663,456
Mondelez International Holdings Netherlands BV (S)	1.625	10-28-19	10,935,000	10,795,994

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       13

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (S)	5.750	03-01-27	7,496,000	$7,842,690
Household products 0.1%
Kronos Acquisition Holdings, Inc. (S)	9.000	08-15-23	7,165,000	7,047,494
Personal products 0.2%
Revlon Consumer Products Corp.	5.750	02-15-21	7,905,000	7,395,997
Revlon Consumer Products Corp.	6.250	08-01-24	8,285,000	7,352,938
Tobacco 0.0%
Vector Group, Ltd. (S)	6.125	02-01-25	3,665,000	3,811,600
Energy 5.6%				543,181,183
Energy equipment and services 0.1%
Antero Midstream Partners LP (S)	5.375	09-15-24	9,687,000	9,917,066
Oil, gas and consumable fuels 5.5%
Boardwalk Pipelines LP	4.450	07-15-27	6,252,000	6,443,555
Cenovus Energy, Inc.	4.450	09-15-42	13,939,000	12,137,900
Cheniere Corpus Christi Holdings LLC (S)	5.125	06-30-27	3,580,000	3,629,225
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	5,295,000	5,685,506
Cimarex Energy Company	4.375	06-01-24	7,159,000	7,542,572
Colorado Interstate Gas Company LLC (S)	4.150	08-15-26	5,300,000	5,304,203
Columbia Pipeline Group, Inc.	4.500	06-01-25	17,100,000	18,348,454
Continental Resources, Inc.	5.000	09-15-22	18,230,000	18,252,788
DCP Midstream Operating LP	2.700	04-01-19	7,399,000	7,362,005
DCP Midstream Operating LP (S)	9.750	03-15-19	6,855,000	7,711,875
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	6,615,000	6,185,025
Enbridge Energy Partners LP	4.375	10-15-20	6,223,000	6,579,329
Enbridge Energy Partners LP (8.050% to 10-1-17, then 3 month LIBOR + 3.797%)	8.050	10-01-77	8,873,000	8,739,905
Enbridge, Inc.	4.250	12-01-26	11,315,000	11,927,334
Energy Transfer LP	4.200	04-15-27	4,282,000	4,360,583
Energy Transfer LP	5.150	03-15-45	10,490,000	10,334,192
Energy Transfer LP	9.700	03-15-19	4,468,000	5,047,794
EnLink Midstream Partners LP	4.850	07-15-26	10,194,000	10,751,795
Enterprise Products Operating LLC (P)	4.877	08-01-66	9,655,000	9,655,000
Gulfport Energy Corp. (S)	6.000	10-15-24	2,040,000	1,999,200
KCA Deutag UK Finance PLC (S)	9.875	04-01-22	1,455,000	1,496,831
Kerr-McGee Corp.	6.950	07-01-24	10,309,000	12,267,700
Kinder Morgan Energy Partners LP	7.750	03-15-32	4,605,000	5,835,336
Kinder Morgan, Inc.	4.300	06-01-25	8,751,000	9,173,148
Kinder Morgan, Inc.	5.550	06-01-45	14,656,000	15,621,405
Lukoil International Finance BV (S)	3.416	04-24-18	7,095,000	7,176,067
Newfield Exploration Company	5.625	07-01-24	3,752,000	3,977,120
Newfield Exploration Company	5.750	01-30-22	3,575,000	3,807,375

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	3.400	04-15-26	11,715,000	$11,937,819
ONEOK Partners LP	5.000	09-15-23	5,258,000	5,729,516
Petrobras Global Finance BV	5.625	05-20-43	16,668,000	13,917,780
Petrobras Global Finance BV	7.375	01-17-27	19,063,000	20,435,536
Petroleos Mexicanos	4.875	01-24-22	12,118,000	12,637,862
Petroleos Mexicanos (S)	5.375	03-13-22	3,420,000	3,635,460
Regency Energy Partners LP	5.000	10-01-22	1,834,000	1,999,750
Regency Energy Partners LP	5.500	04-15-23	15,455,000	16,057,745
Regency Energy Partners LP	5.875	03-01-22	1,250,000	1,399,619
Resolute Energy Corp. (S)	8.500	05-01-20	1,604,000	1,632,070
Resolute Energy Corp.	8.500	05-01-20	6,925,000	7,046,188
Sabine Pass Liquefaction LLC (S)	4.200	03-15-28	8,965,000	9,077,412
Sabine Pass Liquefaction LLC	5.000	03-15-27	8,466,000	9,049,333
Sabine Pass Liquefaction LLC	5.750	05-15-24	6,205,000	6,931,419
Shell International Finance BV	4.375	05-11-45	19,067,000	19,913,251
Summit Midstream Holdings LLC	5.750	04-15-25	9,700,000	9,942,500
Sunoco Logistics Partners Operations LP	3.900	07-15-26	14,609,000	14,620,892
Sunoco Logistics Partners Operations LP	4.400	04-01-21	11,169,000	11,838,358
Tallgrass Energy Partners LP (S)	5.500	09-15-24	5,985,000	6,074,775
Tapstone Energy LLC (S)	9.750	06-01-22	3,710,000	3,672,900
Teekay Offshore Partners LP	6.000	07-30-19	11,238,000	9,945,630
Tesoro Logistics LP	5.250	01-15-25	3,922,000	4,147,515
Tesoro Logistics LP	6.125	10-15-21	11,685,000	12,225,431
Tesoro Logistics LP	6.375	05-01-24	10,439,000	11,352,413
The Williams Companies, Inc.	4.550	06-24-24	10,935,000	11,235,713
The Williams Companies, Inc.	5.750	06-24-44	9,585,000	9,998,305
Williams Partners LP	3.750	06-15-27	12,370,000	12,363,691
Williams Partners LP	4.875	05-15-23	9,660,000	9,949,800
Williams Partners LP	4.875	03-15-24	20,438,000	21,178,878
YPF SA (S)	8.500	07-28-25	14,030,000	15,963,334
Financials 14.2%				1,370,142,074
Banks 7.9%
ABN AMRO Bank NV (S)	2.100	01-18-19	6,060,000	6,071,617
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	16,630,000	16,636,486
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (Q)(S)	6.750	06-15-26	5,975,000	6,623,718
Bank of America Corp.	3.950	04-21-25	13,411,000	13,635,701
Bank of America Corp.	4.200	08-26-24	4,282,000	4,453,378
Bank of America Corp.	4.250	10-22-26	9,036,000	9,339,989
Bank of America Corp.	4.450	03-03-26	17,663,000	18,445,824
Bank of America Corp.	6.875	04-25-18	11,975,000	12,511,827

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300	03-10-26	20,765,000	$22,906,391
BankUnited, Inc.	4.875	11-17-25	7,515,000	7,859,285
Barclays Bank PLC (S)	10.179	06-12-21	6,375,000	8,074,887
Barclays PLC	4.375	01-12-26	9,515,000	9,924,221
BPCE SA (S)	4.500	03-15-25	12,800,000	13,132,122
BPCE SA (S)	5.700	10-22-23	13,670,000	15,169,435
Branch Banking & Trust Company	2.100	01-15-20	17,860,000	17,945,621
Citigroup, Inc.	2.350	08-02-21	16,670,000	16,569,963
Citigroup, Inc.	4.600	03-09-26	15,935,000	16,779,443
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (Q)	5.875	03-27-20	21,995,000	22,929,788
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250	08-15-26	15,060,000	16,434,225
Citizens Bank NA	2.200	05-26-20	14,890,000	14,892,770
Commerzbank AG (S)	8.125	09-19-23	9,780,000	11,728,264
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	9,084,000	10,594,215
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	9,405,000	10,340,083
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125	09-19-33	9,690,000	10,367,137
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	6,988,000	7,005,470
HBOS PLC (S)	6.750	05-21-18	12,070,000	12,583,579
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375	09-17-24	5,770,000	6,023,880
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875	06-01-21	10,010,000	10,848,338
ING Bank NV (S)	5.800	09-25-23	12,274,000	13,891,664
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500	04-16-25	5,855,000	6,137,797
JPMorgan Chase & Co.	3.200	06-15-26	12,992,000	12,830,834
JPMorgan Chase & Co.	4.625	05-10-21	16,379,000	17,767,890
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20	13,798,000	14,358,889
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	12,993,000	14,617,125
Lloyds Banking Group PLC	4.650	03-24-26	27,640,000	29,017,467
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500	06-27-24	6,825,000	7,507,500
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125	11-01-26	9,087,000	9,314,175
Manufacturers & Traders Trust Company (P)	1.695	12-01-21	7,160,000	7,034,700
Popular, Inc.	7.000	07-01-19	8,935,000	9,359,413

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Scotland Group PLC	3.875	09-12-23	11,120,000	$11,271,043
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000	08-10-25	6,630,000	7,251,775
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (Q)	8.625	08-15-21	6,245,000	6,838,275
Santander Holdings USA, Inc.	2.700	05-24-19	19,683,000	19,856,998
Santander UK Group Holdings PLC (S)	4.750	09-15-25	11,670,000	12,059,078
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (Q)(S)	7.375	09-13-21	12,430,000	13,362,648
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000	09-29-25	12,050,000	13,679,160
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	9,140,000	9,739,108
Standard Chartered PLC (S)	2.100	08-19-19	16,345,000	16,286,452
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	13,871,000	13,988,224
Sumitomo Mitsui Trust Bank, Ltd. (S)	2.050	03-06-19	19,930,000	19,947,419
Synovus Financial Corp.	7.875	02-15-19	7,804,000	8,496,995
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	10,034,000	10,146,983
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	9,323,000	10,511,683
US Bank NA	2.000	01-24-20	15,265,000	15,354,453
Wells Fargo & Company	4.650	11-04-44	9,650,000	9,986,698
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875	06-15-25	30,976,000	33,996,160
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	11,207,000	11,627,263
Westpac Banking Corp.	2.150	03-06-20	24,398,000	24,476,610
Capital markets 2.2%
Ares Capital Corp.	3.875	01-15-20	6,900,000	7,048,205
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	6,595,000	7,369,913
FS Investment Corp.	4.000	07-15-19	6,555,000	6,605,932
FS Investment Corp.	4.250	01-15-20	6,800,000	6,954,673
Jefferies Group LLC	4.850	01-15-27	15,010,000	15,770,512
Jefferies Group LLC	8.500	07-15-19	4,720,000	5,319,478
Macquarie Bank, Ltd. (S)	4.875	06-10-25	13,835,000	14,701,915
Morgan Stanley	2.450	02-01-19	5,986,000	6,030,769
Morgan Stanley	3.875	01-27-26	8,763,000	9,031,227
Morgan Stanley	5.500	01-26-20	10,397,000	11,276,711
Morgan Stanley	7.300	05-13-19	18,201,000	19,995,200
S&P Global, Inc.	4.000	06-15-25	13,725,000	14,435,859
S&P Global, Inc.	4.400	02-15-26	8,420,000	9,059,827
Stifel Financial Corp.	4.250	07-18-24	13,165,000	13,498,904

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Bear Stearns Companies LLC	7.250	02-01-18	5,445,000	$5,643,960
The Goldman Sachs Group, Inc.	2.000	04-25-19	8,124,000	8,130,743
The Goldman Sachs Group, Inc.	2.300	12-13-19	25,518,000	25,611,141
The Goldman Sachs Group, Inc.	3.850	01-26-27	24,200,000	24,645,812
Consumer finance 1.5%
Ally Financial, Inc.	3.250	11-05-18	8,410,000	8,540,523
Ally Financial, Inc.	5.125	09-30-24	17,928,000	18,611,595
Capital One Financial Corp.	2.450	04-24-19	8,905,000	8,958,118
Capital One Financial Corp.	3.750	07-28-26	21,708,000	21,312,980
Capital One Financial Corp.	4.200	10-29-25	11,334,000	11,553,075
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550	06-01-20	10,355,000	10,717,425
Capital One NA	2.350	08-17-18	7,895,000	7,938,991
Credit Acceptance Corp.	6.125	02-15-21	7,539,000	7,595,543
Credito Real SAB de CV (S)	7.250	07-20-23	5,700,000	5,970,750
Discover Bank	2.600	11-13-18	10,125,000	10,210,860
Discover Financial Services	3.950	11-06-24	22,310,000	22,674,590
Discover Financial Services	5.200	04-27-22	2,350,000	2,553,064
Enova International, Inc.	9.750	06-01-21	10,689,000	10,956,225
Diversified financial services 0.6%
ASP AMC Merger Sub, Inc. (S)	8.000	05-15-25	7,156,000	7,012,880
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125	11-30-21	1,232,408	1,272,461
Flagstar Bancorp, Inc.	6.125	07-15-21	6,340,000	6,855,879
Ladder Capital Finance Holdings LLLP (S)	5.250	03-15-22	2,850,000	2,924,813
Leucadia National Corp.	5.500	10-18-23	13,041,000	14,072,504
NewStar Financial, Inc.	7.250	05-01-20	8,690,000	8,907,250
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	12,257,000	12,869,850
Insurance 1.4%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	11,450,000	12,211,268
AXA SA	8.600	12-15-30	6,219,000	8,737,695
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	2,670,000	2,959,214
CNO Financial Group, Inc.	5.250	05-30-25	11,318,000	11,869,753
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800	03-07-87	14,721,000	17,812,410
MetLife, Inc.	6.400	12-15-66	9,668,000	11,030,028
MetLife, Inc. (S)	9.250	04-08-68	5,290,000	7,710,175
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	11,580,000	12,462,975

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	9,550,000	$10,087,188
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	7,423,000	8,230,251
Teachers Insurance & Annuity Association of America (S)	4.270	05-15-47	14,535,000	14,817,037
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39	818,000	1,135,697
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	20,019,000	21,170,093
Thrifts and mortgage finance 0.6%
MGIC Investment Corp.	5.750	08-15-23	2,676,000	2,876,700
Nationstar Mortgage LLC	6.500	07-01-21	7,424,000	7,581,760
Nationstar Mortgage LLC	7.875	10-01-20	5,568,000	5,748,960
Nationstar Mortgage LLC	9.625	05-01-19	4,555,000	4,680,263
Quicken Loans, Inc. (S)	5.750	05-01-25	13,695,000	13,712,119
Radian Group, Inc.	5.250	06-15-20	7,395,000	7,838,700
Radian Group, Inc.	7.000	03-15-21	10,502,000	11,788,495
Stearns Holdings LLC (S)	9.375	08-15-20	2,450,000	2,499,000
Health care 3.1%				297,831,527
Biotechnology 0.8%
AbbVie, Inc.	3.600	05-14-25	14,343,000	14,664,943
Amgen, Inc.	1.900	05-10-19	21,110,000	21,134,530
Amgen, Inc.	4.400	05-01-45	6,682,000	6,745,813
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	17,170,000	17,106,145
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	18,825,000	18,382,274
Health care equipment and supplies 0.4%
Becton, Dickinson and Company (C)	2.133	06-06-19	14,885,000	14,893,738
Medtronic, Inc.	4.625	03-15-45	9,208,000	10,226,792
Team Health Holdings, Inc. (S)	6.375	02-01-25	1,505,000	1,461,731
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	13,477,000	13,543,408
Health care providers and services 1.2%
Community Health Systems, Inc.	5.125	08-01-21	9,844,000	9,991,660
Community Health Systems, Inc.	8.000	11-15-19	6,431,000	6,463,155
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19	2,272,000	2,203,840
DaVita, Inc.	5.000	05-01-25	10,636,000	10,569,525
Fresenius US Finance II, Inc. (S)	4.500	01-15-23	4,880,000	5,099,600
HCA, Inc.	5.250	04-15-25	11,189,000	12,217,045
HCA, Inc.	5.250	06-15-26	10,238,000	11,108,230
HCA, Inc.	7.500	02-15-22	8,740,000	10,072,850
LifePoint Health, Inc. (S)	5.375	05-01-24	10,690,000	10,816,944
Medco Health Solutions, Inc.	7.125	03-15-18	3,760,000	3,917,717

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       19

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
MEDNAX, Inc. (S)	5.250	12-01-23	5,175,000	$5,252,625
Select Medical Corp.	6.375	06-01-21	11,493,000	11,751,593
Universal Health Services, Inc. (S)	4.750	08-01-22	9,490,000	9,727,250
Universal Health Services, Inc. (S)	5.000	06-01-26	10,906,000	11,205,915
Life sciences tools and services 0.1%
Quintiles IMS, Inc. (S)	4.875	05-15-23	5,275,000	5,420,063
Pharmaceuticals 0.6%
Allergan Funding SCS	3.800	03-15-25	11,000,000	11,352,638
Mylan NV	2.500	06-07-19	8,513,000	8,564,027
Mylan NV	3.950	06-15-26	23,148,000	23,211,101
Valeant Pharmaceuticals International, Inc. (S)	6.125	04-15-25	13,450,000	10,726,375
Industrials 4.8%				465,585,677
Aerospace and defense 0.6%
Arconic, Inc.	5.125	10-01-24	11,478,000	12,201,114
Engility Corp.	8.875	09-01-24	1,862,000	2,001,650
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	10,070,000	10,422,450
Huntington Ingalls Industries, Inc. (S)	5.000	11-15-25	5,600,000	5,985,000
Lockheed Martin Corp.	2.900	03-01-25	12,976,000	12,957,626
Lockheed Martin Corp.	4.700	05-15-46	11,583,000	12,925,064
Textron, Inc.	7.250	10-01-19	2,950,000	3,283,775
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500	06-15-22	14,175,000	15,049,598
Airlines 1.5%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625	05-15-18	5,790,000	5,985,413
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	500,149	562,668
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	07-31-19	7,385,240	7,588,334
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	12,871,495	13,756,411
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	6,941,892	6,803,054
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	4,198,789	4,293,262
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	3,615,000	3,714,413
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	5,570,000	5,664,690
British Airways 2013-1 Class A Pass Through Trust (S)	4.625	12-20-25	10,880,858	11,533,709
British Airways 2013-1 Class B Pass Through Trust (S)	5.625	12-20-21	2,494,767	2,588,321
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	07-02-19	150,897	152,951
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	03-15-19	49,722	50,343
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	731,291	769,684
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	10-02-19	93,037	97,107
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	6,003,643	6,604,008
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	1,287,285	1,361,304
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	5,038,729	5,693,764
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	3,033,562	3,151,113

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       20

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	909,823	$957,589
Delta Air Lines, Inc.	3.625	03-15-22	17,355,000	17,894,637
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	2,972,507	3,297,075
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	14,823,449	15,212,565
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	6,157,758	6,311,702
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	9,169,000	9,214,845
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	3,914,807	4,365,010
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	4,645,963	5,197,671
Building products 0.3%
Builders FirstSource, Inc. (S)	10.750	08-15-23	4,355,000	5,051,800
Masco Corp.	4.375	04-01-26	6,930,000	7,392,924
Masco Corp.	4.450	04-01-25	6,280,000	6,722,740
Owens Corning	4.200	12-15-22	8,168,000	8,672,709
Commercial services and supplies 0.2%
LSC Communications, Inc. (S)	8.750	10-15-23	10,993,000	11,377,755
Prime Security Services Borrower LLC (S)	9.250	05-15-23	5,135,000	5,614,301
Tervita Escrow Corp. (S)	7.625	12-01-21	1,415,000	1,441,531
Construction and engineering 0.2%
AECOM (S)	5.125	03-15-27	15,000,000	14,943,750
Tutor Perini Corp. (S)	6.875	05-01-25	2,682,000	2,806,043
Electrical equipment 0.0%
EnerSys (S)	5.000	04-30-23	3,313,000	3,416,531
Industrial conglomerates 0.3%
General Electric Company (P)	1.662	08-15-36	4,270,000	3,821,650
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000	01-21-21	22,268,000	23,499,420
Machinery 0.0%
Neovia Logistics Services LLC (S)	8.875	08-01-20	2,565,000	2,052,000
Professional services 0.3%
IHS Markit, Ltd. (S)	4.750	02-15-25	3,107,000	3,262,350
IHS Markit, Ltd. (S)	5.000	11-01-22	4,011,000	4,297,385
Verisk Analytics, Inc.	4.000	06-15-25	22,125,000	22,891,653
Road and rail 0.0%
The Hertz Corp. (S)	7.625	06-01-22	3,270,000	3,270,000
Trading companies and distributors 1.2%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500	06-15-45	9,410,000	9,939,313
AerCap Ireland Capital DAC	4.625	10-30-20	9,220,000	9,812,947
AerCap Ireland Capital DAC	5.000	10-01-21	12,950,000	14,060,463
Ahern Rentals, Inc. (S)	7.375	05-15-23	9,460,000	7,922,750
Air Lease Corp.	3.000	09-15-23	9,314,000	9,257,473

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       21

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Air Lease Corp.	3.375	01-15-19	3,994,000	$4,074,599
Air Lease Corp.	3.625	04-01-27	10,890,000	10,938,156
Aircastle, Ltd.	5.500	02-15-22	6,757,000	7,331,345
Aircastle, Ltd.	6.250	12-01-19	3,625,000	3,933,125
Aircastle, Ltd.	7.625	04-15-20	1,950,000	2,208,375
Ashtead Capital, Inc. (S)	5.625	10-01-24	2,840,000	3,031,700
International Lease Finance Corp.	5.875	04-01-19	5,285,000	5,628,710
International Lease Finance Corp. (S)	7.125	09-01-18	4,470,000	4,748,785
Park Aerospace Holdings, Ltd. (S)	5.500	02-15-24	2,838,000	2,988,769
United Rentals North America, Inc.	5.500	07-15-25	10,880,000	11,467,520
United Rentals North America, Inc.	5.750	11-15-24	4,725,000	4,996,735
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	4,915,000	5,062,450
Information technology 3.0%				291,345,573
Electronic equipment, instruments and components 0.8%
CDW LLC	5.000	09-01-25	1,242,000	1,279,260
Dell International LLC (S)	7.125	06-15-24	4,080,000	4,546,034
Ingram Micro, Inc.	5.450	12-15-24	13,889,000	14,090,988
Jabil Circuit, Inc.	4.700	09-15-22	19,331,000	20,490,860
Keysight Technologies, Inc.	4.600	04-06-27	9,770,000	10,273,634
Tech Data Corp.	4.950	02-15-27	19,351,000	20,389,549
Zebra Technologies Corp.	7.250	10-15-22	5,220,000	5,603,670
Internet software and services 0.3%
eBay, Inc.	2.150	06-05-20	8,485,000	8,483,812
Match Group, Inc.	6.375	06-01-24	8,905,000	9,706,450
VeriSign, Inc.	5.250	04-01-25	6,750,000	7,163,438
IT services 0.1%
Gartner, Inc. (S)	5.125	04-01-25	2,169,000	2,266,605
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	4,775,000	4,747,783
Tempo Acquisition LLC (S)	6.750	06-01-25	1,520,000	1,551,312
Semiconductors and semiconductor equipment 0.3%
Micron Technology, Inc.	5.875	02-15-22	5,615,000	5,867,675
Micron Technology, Inc.	7.500	09-15-23	5,340,000	5,965,314
NXP BV (S)	4.625	06-01-23	20,240,000	21,859,200
Software 1.0%
Activision Blizzard, Inc.	3.400	09-15-26	14,200,000	14,317,164
Activision Blizzard, Inc. (S)	6.125	09-15-23	12,455,000	13,420,263
CA, Inc.	3.600	08-15-22	12,780,000	13,226,776
CA, Inc.	4.700	03-15-27	9,753,000	10,394,523
Electronic Arts, Inc.	4.800	03-01-26	19,242,000	21,165,257
Microsoft Corp.	4.450	11-03-45	19,354,000	21,113,317

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       22

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Open Text Corp. (S)	5.875	06-01-26	5,245,000	$5,615,454
Symantec Corp. (S)	5.000	04-15-25	2,808,000	2,913,300
Technology hardware, storage and peripherals 0.5%
Dell International LLC (S)	6.020	06-15-26	27,285,000	30,095,519
Dell International LLC (S)	8.350	07-15-46	9,188,000	11,858,566
NCR Corp.	5.875	12-15-21	2,820,000	2,939,850
Materials 1.5%				146,667,995
Chemicals 0.7%
Braskem Finance, Ltd. (S)	7.000	05-07-20	7,445,000	8,077,825
NOVA Chemicals Corp. (S)	5.000	05-01-25	13,335,000	13,368,338
Platform Specialty Products Corp. (S)	6.500	02-01-22	15,155,000	15,609,650
Rain CII Carbon LLC (S)	8.250	01-15-21	4,082,000	4,242,749
The Chemours Company	5.375	05-15-27	2,285,000	2,387,825
The Chemours Company	6.625	05-15-23	16,166,000	17,255,427
The Sherwin-Williams Company	2.250	05-15-20	10,350,000	10,390,199
Construction materials 0.2%
Cemex SAB de CV (S)	6.125	05-05-25	10,035,000	10,787,625
U.S. Concrete, Inc. (S)	6.375	06-01-24	3,860,000	4,033,700
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (S)	4.250	09-15-22	4,400,000	4,496,800
Ardagh Packaging Finance PLC (S)	6.000	02-15-25	5,795,000	6,041,288
Cascades, Inc. (S)	5.500	07-15-22	8,987,000	9,144,273
Metals and mining 0.3%
Anglo American Capital PLC (S)	4.750	04-10-27	6,295,000	6,499,588
Commercial Metals Company	7.350	08-15-18	3,850,000	4,061,750
First Quantum Minerals, Ltd. (S)	7.500	04-01-25	4,200,000	4,228,875
Novelis Corp. (S)	5.875	09-30-26	2,302,000	2,382,570
Vale Overseas, Ltd.	6.250	08-10-26	7,675,000	8,289,000
Vedanta Resources PLC (S)	6.375	07-30-22	6,990,000	6,990,000
Paper and forest products 0.1%
Boise Cascade Company (S)	5.625	09-01-24	2,129,000	2,208,838
Norbord, Inc. (S)	6.250	04-15-23	5,795,000	6,171,675
Real estate 1.4%				133,482,063
Equity real estate investment trusts 1.4%
American Tower Corp.	3.400	02-15-19	5,985,000	6,124,486
American Tower Corp.	4.700	03-15-22	8,529,000	9,260,950
Crown Castle Towers LLC (S)	4.883	08-15-40	8,056,000	8,592,339
Crown Castle Towers LLC (S)	6.113	01-15-40	10,185,000	11,025,630
Equinix, Inc.	5.375	05-15-27	5,676,000	5,972,230
Iron Mountain, Inc.	5.750	08-15-24	13,252,000	13,599,865
Iron Mountain, Inc.	6.000	08-15-23	13,957,000	14,794,420

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       23

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
MPT Operating Partnership LP	6.375	02-15-22	4,735,000	$4,894,806
Omega Healthcare Investors, Inc.	4.500	01-15-25	7,415,000	7,545,118
Omega Healthcare Investors, Inc.	4.950	04-01-24	8,758,000	9,159,327
Omega Healthcare Investors, Inc.	5.250	01-15-26	5,064,000	5,363,688
Ventas Realty LP	3.500	02-01-25	17,352,000	17,318,077
Ventas Realty LP	3.750	05-01-24	2,845,000	2,910,893
VEREIT Operating Partnership LP	4.600	02-06-24	12,117,000	12,681,410
Welltower, Inc.	3.750	03-15-23	4,091,000	4,238,824
Telecommunication services 2.6%				251,867,826
Diversified telecommunication services 1.8%
AT&T, Inc.	4.750	05-15-46	11,392,000	10,948,008
AT&T, Inc.	5.450	03-01-47	27,160,000	28,679,548
Cincinnati Bell, Inc. (S)	7.000	07-15-24	8,764,000	9,180,290
Columbus Cable Barbados, Ltd. (S)	7.375	03-30-21	5,275,000	5,620,513
CSC Holdings LLC (S)	5.500	04-15-27	6,695,000	7,011,807
Frontier Communications Corp.	8.875	09-15-20	12,308,000	13,092,635
GCI, Inc.	6.875	04-15-25	7,853,000	8,520,505
Radiate Holdco LLC (S)	6.625	02-15-25	9,200,000	9,407,000
Sprint Spectrum Company LLC (S)	3.360	03-20-23	9,890,000	10,038,350
Telecom Italia Capital SA	7.200	07-18-36	9,850,000	11,327,500
Verizon Communications, Inc.	4.400	11-01-34	10,284,000	10,060,416
Verizon Communications, Inc.	4.672	03-15-55	7,830,000	7,317,448
Verizon Communications, Inc.	4.862	08-21-46	25,104,000	24,744,511
Verizon Communications, Inc.	5.012	08-21-54	8,461,000	8,268,199
Wind Acquisition Finance SA (S)	7.375	04-23-21	4,065,000	4,235,730
Zayo Group LLC (S)	5.750	01-15-27	3,700,000	3,903,093
Wireless telecommunication services 0.8%
CC Holdings GS V LLC	3.849	04-15-23	7,811,000	8,208,556
Comcel Trust (S)	6.875	02-06-24	4,490,000	4,781,401
Digicel Group, Ltd. (S)	8.250	09-30-20	5,550,000	5,265,563
Digicel, Ltd. (S)	6.750	03-01-23	9,615,000	9,206,363
Millicom International Cellular SA (S)	4.750	05-22-20	5,375,000	5,476,373
Millicom International Cellular SA (S)	6.625	10-15-21	10,550,000	11,011,563
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24	8,465,000	8,170,418
SBA Tower Trust (S)	3.598	04-15-43	5,435,000	5,436,380
Sprint Capital Corp.	6.875	11-15-28	10,955,000	12,146,356
T-Mobile USA, Inc.	6.125	01-15-22	9,320,000	9,809,300
Utilities 2.3%				218,472,940
Electric utilities 1.6%
Abengoa Transmision Sur SA (S)	6.875	04-30-43	9,573,482	10,423,129
Beaver Valley II Funding Corp.	9.000	06-01-17	50,000	50,000

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       24

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Broadcom Corp. (S)	2.375	01-15-20	18,186,000	$18,219,499
Broadcom Corp. (S)	3.875	01-15-27	20,626,000	20,931,203
BVPS II Funding Corp.	8.890	06-01-17	68,000	67,986
Electricite de France SA (S)	3.625	10-13-25	4,925,000	5,048,253
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	6,095,000	6,140,713
Emera US Finance LP	3.550	06-15-26	7,285,000	7,279,981
Empresa Electrica Angamos SA (S)	4.875	05-25-29	8,100,000	8,283,757
Great Plains Energy, Inc.	3.900	04-01-27	9,940,000	10,076,327
Israel Electric Corp., Ltd. (S)	5.625	06-21-18	8,070,000	8,345,187
Israel Electric Corp., Ltd. (S)	6.875	06-21-23	5,430,000	6,446,257
Israel Electric Corp., Ltd. (S)	7.250	01-15-19	6,960,000	7,499,122
NextEra Energy Capital Holdings, Inc.	1.649	09-01-18	3,690,000	3,683,199
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	6,546,000	6,581,355
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	16,530,000	16,807,803
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	4,930,000	5,472,300
Southern Power Company	1.950	12-15-19	9,601,000	9,563,873
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	5,836,000	5,908,950
Independent power and renewable electricity producers 0.5%
NRG Energy, Inc.	6.250	05-01-24	18,678,000	18,780,729
NRG Energy, Inc.	6.625	01-15-27	12,255,000	12,040,538
NRG Yield Operating LLC	5.375	08-15-24	21,816,000	22,525,020
Multi-utilities 0.1%
Dominion Energy, Inc.	2.579	07-01-20	8,235,000	8,297,759
U.S. Government and Agency obligations 29.7%				$2,871,820,050
(Cost $2,852,356,548)
U.S. Government 12.5%				1,210,773,182
U.S. Treasury
Bond	2.750	11-15-42	274,300,000	269,371,103
Bond	3.000	02-15-47	422,635,000	433,415,574
Note	1.500	04-15-20	136,120,000	136,385,842
Note	1.500	05-15-20	62,745,000	62,860,200
Note	2.375	05-15-27	191,328,000	194,153,149
Treasury Inflation Protected Security	0.375	07-15-25	78,450,496	78,929,436
Treasury Inflation Protected Security	0.375	01-15-27	35,711,302	35,657,878
U.S. Government Agency 17.2%				1,661,046,868
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.500	05-01-42	1,846,828	1,918,681
30 Yr Pass Thru	3.500	01-01-46	2,639,717	2,735,819
30 Yr Pass Thru	3.500	10-01-46	7,193,206	7,469,694

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       25

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	03-01-43	7,776,201	$7,889,807
30 Yr Pass Thru	3.000	04-01-43	8,434,185	8,528,411
30 Yr Pass Thru	3.000	06-01-43	3,096,466	3,131,543
30 Yr Pass Thru	3.000	05-01-46	5,568,596	5,620,367
30 Yr Pass Thru	3.000	10-01-46	10,351,462	10,437,994
30 Yr Pass Thru	3.000	10-01-46	12,084,714	12,200,841
30 Yr Pass Thru	3.000	11-01-46	21,064,064	21,220,399
30 Yr Pass Thru	3.500	01-01-42	2,146,077	2,231,920
30 Yr Pass Thru	3.500	06-01-42	8,073,701	8,387,818
30 Yr Pass Thru	3.500	08-01-42	2,211,364	2,297,400
30 Yr Pass Thru	3.500	09-01-42	2,540,318	2,636,771
30 Yr Pass Thru	3.500	04-01-44	9,159,811	9,543,377
30 Yr Pass Thru	3.500	05-01-45	22,085,480	22,896,430
30 Yr Pass Thru	3.500	08-01-46	107,876,022	111,988,784
30 Yr Pass Thru	3.500	09-01-46	46,259,766	47,877,015
30 Yr Pass Thru	3.500	02-01-47	22,197,984	23,054,687
30 Yr Pass Thru	4.000	01-01-41	22,539,963	23,930,221
30 Yr Pass Thru	4.000	03-01-42	10,893,017	11,554,683
30 Yr Pass Thru	4.000	11-01-43	6,343,925	6,780,813
30 Yr Pass Thru	4.000	02-01-44	3,034,906	3,227,788
30 Yr Pass Thru	4.000	07-01-45	32,791,929	34,957,990
30 Yr Pass Thru	4.000	01-01-47	20,304,393	21,636,075
30 Yr Pass Thru	4.000	03-01-47	27,309,425	29,040,799
30 Yr Pass Thru	4.000	03-01-47	80,084,873	84,949,405
30 Yr Pass Thru	4.000	04-01-47	33,624,171	35,892,488
30 Yr Pass Thru (C)	4.000	05-01-47	24,956,663	26,640,262
30 Yr Pass Thru	4.500	11-01-39	3,320,054	3,595,515
30 Yr Pass Thru	4.500	02-01-41	5,324,156	5,762,567
30 Yr Pass Thru	4.500	03-01-41	3,403,225	3,706,326
30 Yr Pass Thru	4.500	09-01-41	2,171,451	2,349,578
30 Yr Pass Thru	4.500	10-01-41	2,395,261	2,591,747
30 Yr Pass Thru	5.000	03-01-41	1,660,223	1,830,460
30 Yr Pass Thru	5.500	05-01-38	347,130	395,129
30 Yr Pass Thru	5.500	11-01-39	7,165,413	8,156,215
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	6,147,955	6,363,613
15 Yr Pass Thru	3.500	02-01-26	992,630	1,040,284
15 Yr Pass Thru	3.500	03-01-26	7,719,002	8,089,574
15 Yr Pass Thru	4.000	12-01-24	3,243,054	3,420,154
15 Yr Pass Thru	5.000	05-01-18	210	213
15 Yr Pass Thru	5.000	06-01-18	142	143
15 Yr Pass Thru	5.000	06-01-18	510	517
15 Yr Pass Thru	5.000	07-01-19	1,548	1,585
15 Yr Pass Thru	5.500	02-01-18	1,069	1,080

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       26

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	07-01-42	5,910,203	$5,981,772
30 Yr Pass Thru	3.000	10-01-42	16,797,626	16,990,537
30 Yr Pass Thru	3.000	12-01-42	2,830,419	2,863,809
30 Yr Pass Thru	3.000	01-01-43	1,996,158	2,017,835
30 Yr Pass Thru	3.000	03-01-43	2,161,525	2,193,104
30 Yr Pass Thru	3.000	04-01-43	3,555,961	3,596,244
30 Yr Pass Thru	3.000	05-01-43	2,932,790	2,974,261
30 Yr Pass Thru	3.000	06-01-43	3,061,675	3,093,966
30 Yr Pass Thru	3.000	07-01-43	36,298,332	36,743,552
30 Yr Pass Thru	3.000	08-01-46	72,660,364	73,199,642
30 Yr Pass Thru	3.000	09-01-46	7,850,813	7,926,254
30 Yr Pass Thru	3.000	10-01-46	5,365,968	5,417,532
30 Yr Pass Thru (P)	3.372	07-01-33	815	860
30 Yr Pass Thru	3.500	11-01-40	4,535,066	4,716,291
30 Yr Pass Thru	3.500	06-01-42	4,813,183	4,997,249
30 Yr Pass Thru	3.500	08-01-42	7,715,259	8,010,307
30 Yr Pass Thru	3.500	01-01-43	3,564,710	3,698,248
30 Yr Pass Thru	3.500	02-01-43	1,106,849	1,152,809
30 Yr Pass Thru	3.500	05-01-43	2,066,646	2,148,585
30 Yr Pass Thru	3.500	06-01-43	28,955,452	30,085,392
30 Yr Pass Thru	3.500	07-01-43	2,126,435	2,214,067
30 Yr Pass Thru	3.500	07-01-43	15,808,493	16,425,395
30 Yr Pass Thru	3.500	01-01-45	6,146,191	6,388,917
30 Yr Pass Thru	3.500	04-01-45	51,054,238	52,918,912
30 Yr Pass Thru	3.500	02-01-46	40,071,562	41,397,366
30 Yr Pass Thru	3.500	07-01-46	49,060,500	50,683,711
30 Yr Pass Thru	3.500	07-01-46	15,503,455	16,006,711
30 Yr Pass Thru	3.500	02-01-47	61,171,663	63,396,299
30 Yr Pass Thru	4.000	09-01-40	26,955,490	28,626,519
30 Yr Pass Thru	4.000	11-01-40	3,666,766	3,925,016
30 Yr Pass Thru	4.000	12-01-40	8,616,769	9,150,942
30 Yr Pass Thru	4.000	01-01-41	6,216,758	6,602,149
30 Yr Pass Thru	4.000	01-01-41	2,529,636	2,688,430
30 Yr Pass Thru	4.000	02-01-41	2,844,423	3,022,977
30 Yr Pass Thru	4.000	09-01-41	5,104,078	5,462,759
30 Yr Pass Thru	4.000	09-01-41	3,172,225	3,382,757
30 Yr Pass Thru	4.000	09-01-41	12,518,731	13,290,883
30 Yr Pass Thru	4.000	10-01-41	3,089,093	3,294,107
30 Yr Pass Thru	4.000	10-01-41	3,700,062	3,933,484
30 Yr Pass Thru	4.000	10-01-41	2,211,760	2,348,872
30 Yr Pass Thru	4.000	01-01-42	4,824,296	5,145,978
30 Yr Pass Thru	4.000	03-01-42	2,536,521	2,697,332
30 Yr Pass Thru	4.000	05-01-42	9,599,061	10,185,129
30 Yr Pass Thru	4.000	07-01-42	614,406	655,471

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       27

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-43	11,095,718	$11,899,723
30 Yr Pass Thru	4.000	10-01-43	13,458,316	14,412,490
30 Yr Pass Thru	4.000	10-01-43	5,254,346	5,606,346
30 Yr Pass Thru	4.000	01-01-44	8,748,818	9,369,096
30 Yr Pass Thru	4.000	12-01-45	30,348,658	32,249,006
30 Yr Pass Thru	4.000	02-01-46	21,457,544	22,667,045
30 Yr Pass Thru	4.000	04-01-46	21,904,568	23,139,267
30 Yr Pass Thru	4.000	06-01-46	14,412,379	15,224,764
30 Yr Pass Thru	4.000	07-01-46	36,865,541	38,932,027
30 Yr Pass Thru	4.000	10-01-46	8,648,838	9,134,322
30 Yr Pass Thru	4.000	01-01-47	24,698,648	26,434,306
30 Yr Pass Thru (C)	4.000	03-01-47	37,653,163	39,816,748
30 Yr Pass Thru (C)	4.000	04-01-47	34,955,822	37,423,211
30 Yr Pass Thru	4.500	11-01-39	6,244,752	6,765,067
30 Yr Pass Thru	4.500	08-01-40	7,294,010	7,899,470
30 Yr Pass Thru	4.500	02-01-41	10,985,581	11,894,037
30 Yr Pass Thru	4.500	05-01-41	6,367,992	6,894,595
30 Yr Pass Thru	4.500	05-01-41	7,313,432	7,925,074
30 Yr Pass Thru	4.500	06-01-41	9,543,381	10,338,539
30 Yr Pass Thru	4.500	07-01-41	6,715,462	7,274,996
30 Yr Pass Thru	4.500	08-01-41	4,932,719	5,343,715
30 Yr Pass Thru	4.500	05-01-42	10,149,259	10,994,898
30 Yr Pass Thru	4.500	11-01-42	6,966,755	7,565,733
30 Yr Pass Thru	4.500	01-01-43	2,084,641	2,256,380
30 Yr Pass Thru	4.500	10-01-45	23,405,640	25,289,976
30 Yr Pass Thru	4.500	05-01-46	17,232,332	18,660,059
30 Yr Pass Thru	5.000	03-01-34	1,719,263	1,895,374
30 Yr Pass Thru	5.000	12-01-34	7,115	7,854
30 Yr Pass Thru	5.000	02-01-36	2,316,244	2,558,769
30 Yr Pass Thru	5.000	11-01-36	433,747	479,235
30 Yr Pass Thru	5.000	08-01-40	4,854,444	5,354,300
30 Yr Pass Thru	5.000	09-01-40	1,443,331	1,592,625
30 Yr Pass Thru	5.000	09-01-40	3,898,186	4,302,623
30 Yr Pass Thru	5.000	02-01-41	3,463,152	3,819,748
30 Yr Pass Thru	5.000	03-01-41	3,619,798	3,998,180
30 Yr Pass Thru	5.000	04-01-41	2,311,348	2,575,708
30 Yr Pass Thru	5.000	07-01-42	2,856,303	3,150,413
30 Yr Pass Thru	5.500	12-01-34	97,008	108,426
30 Yr Pass Thru	6.500	01-01-39	2,419,701	2,790,721
30 Yr Pass Thru	7.000	09-01-31	2,921	3,435
30 Yr Pass Thru	7.000	09-01-31	170	199
30 Yr Pass Thru	7.000	09-01-31	149	175
30 Yr Pass Thru	7.000	01-01-32	173	204
30 Yr Pass Thru	7.000	05-01-32	606	713

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       28

Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	06-01-32	158	$184
30 Yr Pass Thru	7.500	09-01-29	101	119
30 Yr Pass Thru	7.500	12-01-29	102	120
30 Yr Pass Thru	7.500	12-01-30	32	37
30 Yr Pass Thru	7.500	01-01-31	58	69
30 Yr Pass Thru	7.500	05-01-31	422	500
30 Yr Pass Thru	7.500	08-01-31	185	217
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41	3,109,507	3,333,368
30 Yr Pass Thru	5.000	04-15-35	3,137	3,451
30 Yr Pass Thru	5.000	04-15-35	6,502	7,157
30 Yr Pass Thru	5.500	03-15-35	6,609	7,474
30 Yr Pass Thru	6.000	03-15-33	3,916	4,517
30 Yr Pass Thru	6.000	06-15-33	1,342	1,558
30 Yr Pass Thru	6.500	09-15-28	509	587
30 Yr Pass Thru	6.500	09-15-29	276	318
30 Yr Pass Thru	6.500	08-15-31	417	484
30 Yr Pass Thru	7.000	04-15-29	976	1,140
30 Yr Pass Thru	8.000	10-15-26	480	562
Foreign government obligations 0.6%	$55,971,817
(Cost $54,097,703)
Argentina 0.3%	29,598,054
City of Buenos Aires (S)	7.500	06-01-27	3,650,000	3,922,108
Provincia de Buenos Aires (S)	7.875	06-15-27	7,200,000	7,571,808
Republic of Argentina	6.875	01-26-27	3,848,000	4,086,576
Republic of Argentina	7.500	04-22-26	8,600,000	9,503,000
Republic of Argentina	8.280	12-31-33	4,030,859	4,514,562
Brazil 0.2%	22,570,052
Federative Republic of Brazil	10.000	01-01-23	BRL	71,725,000	22,570,052
Sri Lanka 0.1%	3,803,711
Republic of Sri Lanka (S)	6.200	05-11-27	3,750,000	3,803,711
Capital preferred securities 0.3%	$24,971,388
(Cost $23,108,520)
Financials 0.3%	24,971,388
Banks 0.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	06-19-17	8,177,000	7,034,755
Sovereign Capital Trust VI	7.908	06-13-36	4,055,000	4,095,550
Capital markets 0.2%
State Street Corp. (P)	2.131	06-01-77	14,923,000	13,841,083

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       29

	Rate (%)		Maturity date	Par value^	Value
Convertible bonds 0.1%					$8,131,406
(Cost $8,125,242)
Utilities 0.1%					8,131,406
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc. (S)	3.250		06-01-20	8,250,000	8,131,406
Term loans (M) 0.1%					$12,153,511
(Cost $13,350,388)
Financials 0.1%					3,956,770
Capital markets 0.1%
LSF9 Atlantis Holdings LLC (T)		TBD	05-01-23	3,920,000	3,956,770
Health care 0.0%					881,957
Health care providers and services 0.0%
Surgery Center Holdings, Inc.	4.750		11-03-20	879,757	881,957
Industrials 0.0%					3,812,452
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.671		12-28-19	1,635,729	1,541,675
Airlines 0.0%
Delta Air Lines, Inc.	3.494		10-18-18	2,255,082	2,270,777
Information technology 0.0%					1,876,555
Internet software and services 0.0%
Ancestry.com Operations, Inc.	4.250		10-19-23	1,861,200	1,876,555
Utilities 0.0%					1,625,777
Electric utilities 0.0%
ExGen Texas Power LLC	5.897		09-16-21	2,864,806	1,625,777
Collateralized mortgage obligations 8.0%					$779,033,713
(Cost $765,997,395)
Commercial and residential 7.1%					689,863,523
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.604		08-25-35	1,325,476	1,316,836
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	1.431		06-25-45	4,782,287	4,652,049
Series 2005-1, Class AHM (P)	3.402		06-25-45	1,977,784	1,960,813
Americold 2010 LLC
Series 2010-ARTA, Class C (S)	6.811		01-14-29	2,150,000	2,418,539
Series 2010-ARTA, Class D (S)	7.443		01-14-29	9,682,000	10,925,413
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.010		12-13-29	6,501,000	6,543,418
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.589		09-15-26	3,545,000	3,544,442
Series 2015-200P, Class F (P) (S)	3.596		04-14-33	6,055,000	5,730,324

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       30

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC IO (S)	0.047	10-10-45	4,919,146	$49
BBCMS Trust
Series 2015, Class C (P) (S)	2.989	02-15-28	2,985,000	2,954,808
Series 2015-MSQ, Class D (P) (S)	3.990	09-15-32	6,915,000	6,951,345
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	3.260	03-25-35	3,683,807	3,716,377
Series 2005-5, Class A2 (P)	2.820	08-25-35	3,451,944	3,432,530
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.724	01-25-35	4,222,991	4,125,503
Series 2004-12, Class A3 (P)	1.724	01-25-35	2,469,572	2,437,184
Series 2005-5, Class 1A4 (P)	1.584	07-25-35	2,755,609	2,644,234
Series 2005-7, Class 11A1 (P)	1.564	08-25-35	4,909,972	4,734,619
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.250	10-25-34	4,359,641	4,363,911
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX (P) (S)	4.691	07-05-33	1,000,000	1,019,654
Series 2014-ATLS, Class DFL (P) (S)	3.992	07-05-33	7,485,000	7,383,498
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	3.489	08-15-29	9,590,000	9,620,142
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	3.927	03-10-33	8,846,000	8,674,373
Series 2013-1515, Class XB IO (S)	0.403	03-10-33	46,410,000	1,362,175
Series 2015-1740, Class D (P) (S)	3.787	01-10-35	5,290,000	5,270,538
Series 2015-1740, Class XA IO (S)	0.896	01-10-35	115,838,000	4,726,410
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.683	05-15-29	6,585,000	6,656,118
Series 2015-JWRZ, Class GL1 (P) (S)	3.844	05-15-29	1,000,000	1,004,704
Series 2015-JWRZ, Class GL2 (P) (S)	4.683	05-15-29	6,765,000	6,813,457
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2017-CD3, Class C (P)	4.563	02-10-50	11,127,000	11,756,827
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.989	12-15-27	8,798,590	8,837,246
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912	04-10-28	4,830,000	4,765,629
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387	02-10-33	14,151,889	14,347,788
CLNS Trust Series 2017-IKPR, Class C (P) (S)	2.100	06-11-32	5,645,000	5,650,339
Cold Storage Trust Series 2017-ICE3, Class D (P) (S)	3.094	04-15-24	10,770,000	10,780,139
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 (S)	3.424	03-10-31	3,955,000	4,120,073

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR8, Class XA IO	0.759	06-10-46	42,475,369	$941,297
Series 2014-CR15, Class C (P)	4.760	02-10-47	2,200,000	2,331,831
Series 2014-CR21, Class A2	3.095	12-10-47	3,000,000	3,073,946
Series 2015-CR27, Class B (P)	4.361	10-10-48	5,055,000	5,342,479
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-CR3, Class XA IO	2.069	10-15-45	85,173,855	6,099,760
Series 2012-LC4, Class B (P)	4.934	12-10-44	2,809,000	3,017,890
Series 2013-300P, Class D (P) (S)	4.540	08-10-30	7,720,000	8,109,608
Series 2013-300P, Class E (P) (S)	4.394	08-10-30	800,000	759,706
Series 2013-CR11, Class B (P)	5.160	08-10-50	13,425,000	14,799,101
Series 2013-CR13, Class C (P)	4.748	12-10-23	4,890,000	5,143,047
Series 2013-CR6, Class XA IO	1.453	03-10-46	55,851,491	1,860,307
Series 2013-LC13, Class B (P) (S)	5.009	08-10-46	5,720,000	6,263,760
Series 2014-FL4, Class D (P) (S)	2.595	07-13-31	10,140,000	10,002,996
Series 2014-LC15, Class C (P)	4.944	04-10-47	1,300,000	1,358,797
Series 2014-TWC, Class D (P) (S)	3.240	02-13-32	7,630,000	7,653,942
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	3.139	08-13-27	9,575,000	9,587,108
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.681	08-15-45	53,497,913	3,767,312
Series 2014-CR15, Class XA IO	1.277	02-10-47	99,532,491	4,278,414
Series 2014-CR16, Class C (P)	4.902	04-10-47	8,710,000	8,986,576
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850	02-10-34	8,095,000	8,153,300
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO (S)	0.753	02-15-38	562,124	6
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.495	09-10-49	2,435,000	2,361,956
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	1.564	06-25-34	2,438,390	2,349,331
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX (P) (S)	3.382	12-15-34	2,250,000	2,305,372
Series 2015-NRF, Class DFX (P) (S)	3.382	12-15-34	10,995,000	11,176,280
Series 2015-NRF, Class EFX (P) (S)	3.382	12-15-34	4,030,000	4,026,128
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO (S)	0.010	06-10-48	79,688	1
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.684	08-19-34	1,440,169	1,392,074
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	4.494	05-15-34	9,392,000	9,544,818
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (S)	1.359	08-10-44	14,915,556	690,993
Series 2012-GC17, Class XA IO	2.259	05-10-45	101,585,266	7,451,249
Series 2013-GC10, Class C (P) (S)	4.285	02-10-46	1,140,200	1,162,237

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       32

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-NEW, Class C (S)	3.790	01-10-31	2,970,000	$2,954,371
Series 2015-590M, Class C (P) (S)	3.805	10-10-35	6,845,000	6,954,020
Series 2016-RENT, Class D (P) (S)	4.067	02-10-29	12,495,000	12,866,725
Series 2017-485L, Class C (P) (S)	3.982	02-10-37	6,145,000	6,431,612
Series 2017-GS5, Class C (P)	4.299	03-10-50	5,125,000	5,403,877
Series 2017-GS6, Class C (P)	4.322	05-10-50	5,545,000	5,729,759
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.512	05-19-35	25,488,935	1,316,995
Series 2005-9, Class 2A1C (P)	1.460	06-20-35	5,632,374	5,457,854
Series 2007-3, Class ES IO (S)	0.350	05-19-47	45,279,470	695,900
Series 2007-4, Class ES IO	0.350	07-19-47	48,713,995	697,341
Series 2007-6, Class ES IO (S)	0.343	08-19-37	38,223,050	483,613
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.998	07-15-29	6,975,000	6,876,510
Hilton USA Trust Series 2016-HHV, Class D (P) (S)	4.194	11-05-38	6,445,000	6,330,075
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.642	08-05-34	4,510,000	4,480,899
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.834	02-25-35	4,765,000	4,596,284
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.898	07-25-35	65,318,695	4,565,137
Series 2005-AR8, Class AX2 IO	1.669	05-25-35	57,459,797	3,453,420
Series 2005-AR18, Class 1X IO	1.751	10-25-36	25,504,363	1,701,682
Series 2005-AR18, Class 2X IO	1.532	10-25-36	44,474,429	1,711,367
Irvine Core Office Trust Series 2013-IRV, Class XA IO (S)	1.105	05-15-48	20,065,598	660,580
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.827	08-15-46	16,707,647	442,848
Series 2014-C19, Class C (P)	4.666	04-15-47	10,335,000	10,517,074
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (S)	1.024	02-15-46	17,538,888	396,375
Series 2011-C4, Class XA IO (S)	1.359	07-15-46	21,945,446	465,685
Series 2012-HSBC, Class XA IO (S)	1.431	07-05-32	86,405,000	5,510,384
Series 2014-FL5, Class C (P) (S)	3.089	07-15-31	11,832,000	11,679,891
Series 2014-PHH, Class C (P) (S)	3.089	08-15-27	10,503,000	10,502,855
Series 2015-MAR7, Class C (S)	4.490	06-05-32	8,850,000	8,957,878
Series 2015-SGP, Class B (P) (S)	3.739	07-15-36	6,011,000	6,048,639
Series 2016-JP2, Class XA IO	1.862	08-15-49	14,303,720	1,869,449
Series 2016-JP3, Class C (P)	3.482	08-15-49	4,010,000	3,841,673
LB-UBS Commercial Mortgage Trust Series 2004-C1, Class XCL IO (S)	1.401	01-15-36	3,996,747	21,511
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	2.124	11-25-34	5,835,000	5,935,754
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (P)	1.424	03-25-35	3,047,714	2,917,646

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	2.543	10-25-35	4,056,783	$4,050,937
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO (S)	0.010	07-12-38	3,176,247	723
Series 2006-C2, Class X IO (S)	0.179	08-12-43	563,976	79
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (S)	1.525	08-15-45	14,214,028	843,381
Series 2012-C6, Class XA IO (S)	1.859	11-15-45	11,572,618	680,343
Series 2013-C7, Class C (P)	4.143	02-15-46	3,667,000	3,645,615
Series 2014-C18, Class 300D	5.279	08-15-31	4,075,000	4,274,269
Series 2014-C19, Class A2	3.101	12-15-47	3,200,000	3,294,151
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (S)	0.796	07-15-49	11,896,740	299,239
Series 2012-C4, Class AS	3.773	03-15-45	2,371,500	2,491,861
Series 2014-150E, Class D (P) (S)	4.438	09-09-32	18,620,000	18,854,236
Series 2015, Class XLF1 C (P) (S)	3.190	08-14-31	8,110,000	8,121,781
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	3.376	08-25-34	3,172,801	3,146,659
MortgageIT Trust Series 2005-2, Class 1A2 (P)	1.684	05-25-35	2,403,009	2,297,432
MSCG Trust Series 2016-SNR, Class D (S)	6.550	11-15-34	10,770,000	10,725,918
Olympic Tower Mortgage Trust Series 2017-OT, Class D (P) (S)	4.076	05-10-39	10,850,000	10,873,449
One Market Plaza Trust Series 2017-1MKT, Class D (S)	4.146	02-10-32	4,650,000	4,786,789
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2 (P)	1.474	04-25-35	5,937,672	5,617,186
Series 2005-3, Class APT (P)	1.314	07-25-35	3,247,939	3,205,027
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	2.100	12-25-45	22,617,349	2,320,967
Sequoia Mortgage Trust Series 2005-3, Class A1 (P)	1.210	05-20-35	2,397	2,223
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	2.434	03-25-44	2,602,102	2,536,899
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.835	10-10-36	7,405,000	7,268,319
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	3,355,000	3,683,212
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.422	05-10-63	47,874,418	2,630,618
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947	12-13-29	12,412,000	12,779,493
VNDO Trust Series 2016-350P, Class D (P) (S)	3.903	01-10-35	11,080,000	10,991,446
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	1.314	12-25-45	4,560,625	4,335,301

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       34

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR2, Class 2A1B (P)	1.394	01-25-45	3,033,013	$2,846,074
Series 2005-AR2, Class 2A3 (P)	1.374	01-25-45	3,113,241	2,953,814
Series 2005-AR8, Class 2AB2 (P)	1.444	07-25-45	5,520,589	5,327,825
Series 2005-AR8, Class 2AB3 (P)	1.384	07-25-45	597,045	576,188
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03-18-28	13,340,000	13,273,900
Series 2013-BTC, Class E (P) (S)	3.550	04-16-35	7,110,000	6,492,632
Series 2015-LC22, Class B (P)	4.692	09-15-58	8,904,000	9,609,228
Series 2017-RB1, Class C	4.311	03-15-50	6,500,000	6,658,683
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (S)	0.799	02-15-44	45,153,696	1,046,166
Series 2011-C3, Class XA IO (S)	1.364	03-15-44	28,542,899	1,086,426
Series 2012-C10, Class XA IO (S)	1.648	12-15-45	8,129,545	537,256
Series 2012-C9, Class XA IO (S)	2.076	11-15-45	76,775,521	5,590,878
Series 2013-C15, Class B (P)	4.479	08-15-46	2,637,000	2,822,846
Series 2013-C15, Class C (P)	4.479	08-15-46	1,000,000	1,023,381
Series 2013-C16, Class B (P)	4.981	09-15-46	2,970,000	3,260,367
Series 2013-C16, Class XA IO	0.946	09-15-46	14,921,786	514,241
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.559	11-15-29	775,307	777,256
U.S. Government Agency 0.9%				89,170,190
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.874	10-25-27	5,855,000	5,991,455
Series 2016-DNA3, Class M2 (P)	3.024	12-25-28	3,095,000	3,173,119
Series 2016-HQA2, Class M2 (P)	3.274	11-25-28	3,135,000	3,238,487
Series K005, Class AX IO	1.355	11-25-19	91,846,300	2,733,373
Series K006, Class BX1 IO	5.367	02-25-20	4,479,164	583,205
Series K010, Class X1 IO	0.279	10-25-20	32,409,585	177,718
Series K011, Class X1 IO	0.261	11-25-20	51,336,403	417,052
Series K014, Class X1 IO	1.194	04-25-21	14,205,429	562,933
Series K015, Class X1 IO	1.606	07-25-21	19,802,301	1,102,390
Series K017, Class X1 IO	1.361	12-25-21	42,022,805	2,127,430
Series K018, Class X1 IO	1.384	01-25-22	23,862,265	1,227,313
Series K021, Class X1 IO	1.474	06-25-22	21,122,082	1,298,051
Series K022, Class X1 IO	1.262	07-25-22	139,320,286	7,410,098
Series K024, Class X1 IO	0.871	09-25-22	10,682,119	402,458
Series K026, Class X1 IO	1.024	11-25-22	13,211,025	604,990
Series K705, Class X1 IO	1.715	09-25-18	14,901,384	262,400
Series K707, Class X1 IO	1.523	12-25-18	10,939,968	197,879
Series K709, Class X1 IO	1.512	03-25-19	47,919,886	1,064,042
Series K710, Class X1 IO	1.755	05-25-19	73,365,358	1,965,898
Series K711, Class X1 IO	1.688	07-25-19	60,014,100	1,638,907
Series KAIV, Class X1 IO	1.311	06-25-21	24,498,689	992,006
Series KS01, Class X1 IO	1.338	01-25-23	13,965,395	730,922

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       35

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series KS03, Class X IO	0.308	08-25-25	38,927,761	$613,599
Series T-41, Class 3A (P)	5.651	07-25-32	1,470	1,612
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	273	312
Series 2012-103, Class PS IO	5.626	04-25-42	16,951	3,095
Series 2012-M5, Class X IO	0.590	02-25-22	29,307,179	658,063
Series 2012-MB, Class X1 IO	2.048	12-25-19	8,247,322	153,820
Government National Mortgage Association
Series 2008-90, Class IO	1.469	12-16-50	3,835,669	594,266
Series 2012-114, Class IO	0.816	01-16-53	27,868,327	1,551,224
Series 2012-120, Class IO	0.794	02-16-53	12,035,014	591,132
Series 2012-125, Class IO	0.413	02-16-53	15,086,192	449,051
Series 2012-70, Class IO	0.531	08-16-52	8,747,840	233,281
Series 2013-63, Class IO	0.776	09-16-51	16,680,665	851,466
Series 2016-142, Class IO	0.998	09-16-58	32,624,530	2,768,602
Series 2016-162, Class IO	0.996	09-16-58	75,423,184	6,208,565
Series 2016-174, Class IO	0.904	11-16-56	50,059,112	4,176,732
Series 2016-87, Class IO	1.007	08-16-58	38,193,441	2,930,441
Series 2017-20, Class IO	0.750	12-16-58	105,858,507	7,463,353
Series 2017-22, Class IO	1.048	12-16-57	40,364,688	3,957,604
Series 2017-3, Class IO	0.907	09-16-58	93,632,160	7,370,696
Series 2017-46, Class IO	0.619	11-16-57	86,194,919	5,900,447
Series 2017-61, Class IO	0.765	05-16-59	55,209,100	4,790,703
Asset backed securities 12.3%				$1,187,659,631
(Cost $1,179,239,584)
Asset backed securities 12.3%				1,187,659,631
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.699	05-25-35	2,385,949	2,382,652
Aegis Asset Backed Securities Trust
Series 2005-1, Class M3 (P)	1.574	03-25-35	55,000	53,241
Series 2005-4, Class M1 (P)	1.474	10-25-35	13,755,000	13,622,576
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840	01-15-20	8,614,000	8,637,698
Series 2015-1, Class A4	1.750	05-15-20	8,235,000	8,254,952
Series 2017-3, Class A3	1.740	09-15-21	16,380,000	16,389,615
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	33,955,000	34,131,661
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (P)	1.434	01-25-36	4,200,000	4,064,293
Series 2005-R3, Class M2 (P)	1.494	05-25-35	5,260,000	5,211,362
Amresco Residential Securities Mortgage Loan Trust Series 1998-1, Class A6	6.510	08-25-27	20	21
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	19,590,000	19,071,506

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       36

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969	10-30-45	12,642,475	$12,745,890
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	2.104	01-25-34	2,035,127	1,987,993
Series 2004-W6, Class M1 (P)	1.849	05-25-34	1,095,209	1,063,121
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	43,385,000	43,652,902
Bank of the West Auto Trust Series 2015-1, Class A4 (S)	1.660	09-15-20	9,225,000	9,227,175
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.370	12-27-22	5,965,000	5,899,371
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780	06-15-22	34,888,500	34,875,396
California Republic Auto Receivables Trust
Series 2015-2, Class A4	1.750	01-15-21	14,957,000	14,975,038
Series 2016-2, Class A4	1.830	12-15-21	7,975,000	7,976,699
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	22,279,000	22,149,639
Series 2017-A1, Class A1	2.000	01-17-23	37,275,000	37,545,769
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	4,415,000	4,423,602
Series 2016-1, Class A4	1.880	06-15-21	4,525,000	4,528,141
Series 2016-2, Class A4	1.680	09-15-21	6,040,000	6,019,553
Series 2016-3, Class A3	1.390	05-17-21	11,815,000	11,762,922
Chase Issuance Trust
Series 2016-A2, Class A	1.370	06-15-21	25,675,000	25,536,252
Series 2016-A5, Class A5	1.270	07-15-21	46,556,000	46,216,109
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (S)	1.870	02-15-22	5,620,000	5,599,496
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1	1.750	11-19-21	36,465,000	36,518,589
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	14,666,539	14,670,173
CNH Equipment Trust
Series 2015-C, Class A3	1.660	11-16-20	14,376,000	14,392,609
Series 2016-B, Class A3	1.630	08-15-21	5,055,000	5,052,355
Coinstar Funding LLC Series 2017-1A, Class A2 (S)	5.216	04-25-47	13,020,000	13,228,951
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	97,570	71,246
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B (P)	4.998	02-25-35	2,547,087	2,550,830
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	1.444	07-25-35	1,433,156	1,431,270
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	1.494	05-25-36	2,277,787	2,272,256

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       37

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	25,258,600	$25,896,632
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640	07-15-21	41,741,000	41,797,346
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	7,244,675	7,250,543
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.999	12-25-34	4,170,018	4,081,581
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (S)	3.857	04-30-47	4,085,000	4,120,335
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410	11-15-25	5,110,000	5,133,007
Series 2015-A, Class A4	1.640	06-15-20	5,127,000	5,133,830
Series 2015-B, Class A4	1.580	08-15-20	5,615,000	5,616,022
Series 2016-B, Class A4	1.520	08-15-21	3,125,000	3,111,939
Series 2016-C, Class A4	1.400	02-15-22	10,035,000	9,944,106
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650	05-15-20	6,965,000	6,969,700
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	1.294	10-25-35	2,671,076	2,622,383
GSAA Trust Series 2005-10, Class M3 (P)	1.574	06-25-35	3,953,012	3,916,486
Hertz Vehicle Financing LLC Series 2016-3A, Class A (S)	2.270	07-25-20	7,265,000	7,227,462
Hilton Grand Vacations Trust Series 2017-AA, Class A (S)	2.660	12-26-28	9,376,708	9,406,208
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	2.044	05-25-35	3,665,054	3,643,920
Series 2005-3, Class M4 (P)	1.664	08-25-35	3,795,000	3,609,312
Honda Auto Receivables Owner Trust
Series 2015-2, Class A4	1.470	08-23-21	7,750,000	7,748,279
Series 2015-3, Class A4	1.560	10-18-21	8,034,000	8,032,688
Series 2016-2, Class A3	1.390	04-15-20	4,030,000	4,026,204
Series 2016-2, Class A4	1.620	08-15-22	20,625,000	20,596,795
Series 2016-3, Class A4	1.330	11-18-22	19,450,000	19,300,527
Series 2016-4, Class A4	1.360	01-18-23	11,250,000	11,152,854
Series 2017-1, Class A3	1.720	07-21-21	18,270,000	18,312,242
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	20,845,000	20,970,918
Hyundai Auto Receivables Trust Series 2017-A, Class A3	1.760	08-16-21	15,555,000	15,582,330
John Deere Owner Trust
Series 2014-B, Class A4	1.500	06-15-21	6,180,000	6,183,173
Series 2015-A, Class A4	1.650	12-15-21	3,881,000	3,884,919
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A4	1.750	12-15-21	20,125,000	20,176,556

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       38

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	1.544	06-25-35	3,734,050	$3,618,027
Series 2005-WMC1, Class M1 (P)	1.774	09-25-35	2,594,359	2,428,296
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250	09-22-31	1,048,561	1,043,364
Series 2015-1A, Class A (S)	2.520	12-20-32	3,497,517	3,487,291
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	1.304	09-25-36	6,243,908	6,166,845
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.699	03-25-35	11,175,000	10,589,559
Series 2005-2, Class M2 (P)	1.699	06-25-35	14,336,000	14,101,399
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4	1.540	10-17-22	4,260,000	4,240,070
Series 2017-A, Class A3	1.740	08-16-21	9,155,000	9,175,696
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440	01-15-20	8,223,000	8,222,419
RAAC Series Trust Series 2006-SP4, Class M1 (P)	1.364	11-25-36	3,795,000	3,636,636
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	9,070,236	9,249,540
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	1.174	09-25-36	7,941,610	7,730,617
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	1,790,386	1,783,684
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472	05-20-46	3,673,446	3,659,781
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	1.464	11-25-35	4,428,500	4,394,566
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	1.324	12-25-36	8,551,592	8,466,376
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.744	02-25-35	6,404,264	6,302,689
Series 2005-2, Class M2 (P)	1.759	03-25-35	9,972,801	9,564,203
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	2.495	02-25-35	3,355,467	3,222,957
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	1.454	09-25-35	3,160,388	3,103,234
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (S)	1.780	01-15-21	9,185,000	9,201,407
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	16,279,000	16,367,265
Taco Bell Funding LLC
Series 2016-1A, Class A2I (S)	3.832	05-25-46	9,205,438	9,401,237
Series 2016-1A, Class A2II (S)	4.377	05-25-46	1,985,000	2,059,199
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	3,270,375	3,282,447

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       39

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Towd Point Mortgage Trust
Series 2016-5, Class A1 (P) (S)	2.500	10-25-56	13,462,939	$13,465,176
Series 2017-1, Class A1 (P) (S)	2.750	10-25-56	4,884,719	4,917,129
Series 2017-2, Class A1 (P) (S)	2.750	04-25-57	5,360,000	5,411,238
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4	1.740	09-15-20	7,675,000	7,702,778
Series 2016-B, Class A4	1.520	08-16-21	5,395,000	5,381,807
Series 2016-C, Class A4	1.320	11-15-21	5,327,000	5,285,221
Series 2017-A, Class A3	1.730	02-16-21	13,480,000	13,511,577
Series 2017-B, Class A3	1.760	07-15-21	20,640,000	20,702,519
Verizon Owner Trust
Series 2016-1A, Class A (S)	1.420	01-20-21	13,450,000	13,400,980
Series 2016-2A, Class A (S)	1.680	05-20-21	16,650,000	16,653,666
Series 2017-1A, Class A (S)	2.060	09-20-21	22,430,000	22,596,240
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400	07-22-19	5,675,000	5,674,200
Wells Fargo Home Equity Trust Series 2005-4, Class M1 (P)	1.484	12-25-35	2,444,647	2,426,413
Wendys Funding LLC
Series 2015-1A, Class A2I (S)	3.371	06-15-45	32,392,710	32,698,173
Series 2015-1A, Class A2II (S)	4.080	06-15-45	1,379,000	1,406,814
Westgate Resorts LLC
Series 2014-1A, Class A (S)	2.150	12-20-26	5,090,161	5,068,783
Series 2014-1A, Class B (S)	3.250	12-20-26	2,544,140	2,544,903
Series 2015-1A, Class A (S)	2.750	05-20-27	2,159,722	2,166,666
Series 2015-2A, Class B (S)	4.000	07-20-28	4,351,393	4,364,635
Series 2016-1A, Class A (S)	3.500	12-20-28	2,964,074	2,981,703
Series 2017-1A, Class A (S)	3.050	12-20-30	8,313,571	8,339,604
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770	09-15-21	22,740,000	22,819,381
			Shares	Value
Preferred securities 0.4%				$40,491,259
(Cost $39,528,080)
Consumer staples 0.0%				2,586,218
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (S)			28,284	2,586,218
Financials 0.2%				19,396,298
Banks 0.1%
Regions Financial Corp., 6.375%			124,336	3,195,435
Wells Fargo & Company, Series L, 7.500%			2,055	2,601,609
Capital markets 0.0%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)			151,816	4,197,712

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       40

			Shares	Value
Financials (continued)
Diversified financial services 0.1%
	GMAC Capital Trust I, 6.967% (P)		368,399	$9,401,542
Utilities 0.2%				18,508,743
Multi-utilities 0.2%
	Dominion Energy, Inc., 6.750%		258,872	13,300,843
	DTE Energy Company, 6.500%		95,000	5,207,900
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.9%				$277,307,000
(Cost $277,307,000)
U.S. Government Agency 1.9%				179,868,000
Federal Home Loan Bank Discount Note	0.670	06-01-17	179,868,000	179,868,000
			Par value^	Value
Repurchase agreement 1.0%				97,439,000
Barclays Tri-Party Repurchase Agreement dated 5-31-17 at 0.780% to be repurchased at $97,441,111 on 6-1-17, collateralized by $7,080,400 U.S. Treasury Bonds, 3.125% due 2-15-43 (valued at $7,479,791, including interest), $80,110,100 U.S. Treasury Notes, 0.875% - 3.125% due 2-28-18 to 10-31-22 (valued at $80,292,376, including interest) and $10,850,900 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-22 (valued at $11,617,824, including interest)			97,439,000	97,439,000
Total investments (Cost $9,528,426,255)† 100.1%				$9,679,522,153
Other assets and liabilities, net (0.1%)				($11,163,919)
Total net assets 100.0%				$9,668,358,234

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       41

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviation
BRL	Brazilian Real
Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,017,296,530 or 20.9% of the fund's net assets as of 5-31-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-17, the aggregate cost of investment securities for federal income tax purposes was $9,549,034,359. Net unrealized appreciation aggregated to $130,487,794, of which $175,367,083 related to appreciated investment securities and $44,879,289 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       42

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 5-31-17

Assets
Investments, at value (Cost $9,528,426,255)	$9,679,522,153
Cash	2,198,276
Foreign currency, at value (Cost $10,069)	3,250
Receivable for investments sold	25,691,818
Receivable for delayed delivery securities sold	43,202,297
Receivable for fund shares sold	69,878,411
Dividends and interest receivable	71,964,061
Receivable due from advisor	209
Other receivables and prepaid expenses	353,015
Total assets	9,892,813,490
Liabilities
Payable for investments purchased	59,192,514
Payable for delayed delivery securities purchased	148,813,959
Payable for fund shares repurchased	13,640,864
Distributions payable	611,375
Payable to affiliates
Accounting and legal services fees	518,475
Transfer agent fees	616,063
Distribution and service fees	280,499
Other liabilities and accrued expenses	781,507
Total liabilities	224,455,256
Net assets	$9,668,358,234
Net assets consist of
Paid-in capital	$9,595,760,358
Undistributed net investment income	6,056,076
Accumulated net realized gain (loss) on investments and foreign currency transactions	(84,547,286)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	151,089,086
Net assets	$9,668,358,234

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,491,560,938 ÷ 93,634,632 shares)[1]	$15.93
Class B ($16,288,090 ÷ 1,022,606 shares)[1]	$15.93
Class C ($299,031,159 ÷ 18,770,887 shares)[1]	$15.93
Class I ($5,384,545,908 ÷ 337,979,496 shares)	$15.93
Class R2 ($56,135,041 ÷ 3,519,947 shares)	$15.95
Class R4 ($29,340,368 ÷ 1,839,281 shares)	$15.95
Class R6 ($528,990,937 ÷ 33,149,597 shares)	$15.96
Class NAV ($1,862,465,793 ÷ 116,765,954 shares)	$15.95
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$16.59

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       43

STATEMENT OF OPERATIONS  For the year ended 5-31-17

Investment income
Interest	$200,273,210
Dividends	2,201,746
Less foreign taxes withheld	(1,178)
Total investment income	202,473,778
Expenses
Investment management fees	21,976,807
Distribution and service fees	9,082,292
Accounting and legal services fees	1,301,520
Transfer agent fees	5,834,060
Trustees' fees	73,626
State registration fees	466,268
Printing and postage	605,945
Professional fees	256,239
Custodian fees	774,527
Other	65,865
Total expenses	40,437,149
Less expense reductions	(3,232,244)
Net expenses	37,204,905
Net investment income	165,268,873
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	1,285,991
1,285,991
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	74,918,915
74,918,915
Net realized and unrealized gain	76,204,906
Increase in net assets from operations	$241,473,779

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       44

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-17	Year ended 5-31-16
Increase (decrease) in net assets
From operations
Net investment income	$165,268,873	$96,547,961
Net realized gain (loss)	1,285,991	(11,865,176)
Change in net unrealized appreciation (depreciation)	74,918,915	(24,697,088)
Increase in net assets resulting from operations	241,473,779	59,985,697
Distributions to shareholders
From net investment income
Class A	(56,573,672)	(58,302,581)
Class B	(466,887)	(629,610)
Class C	(7,535,610)	(7,007,749)
Class I	(99,600,806)	(33,385,576)
Class R2	(1,593,207)	(1,438,202)
Class R4	(400,617)	(5,612)
Class R6	(6,314,425)	(3,813,054)
Class NAV[1]	(6,871,857)	(41,131)
Total distributions	(179,357,081)	(104,623,515)
From fund share transactions	3,651,788,840	880,827,449
Issued in reorganization	2,175,087,127	—
Total from fund share transactions	5,826,875,967	880,827,449
Total increase	5,888,992,665	836,189,631
Net assets
Beginning of year	3,779,365,569	2,943,175,938
End of year	$9,668,358,234	$3,779,365,569
Undistributed net investment income	$6,056,076	$1,246,663

1	The inception date for Class NAV shares is 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       45

Financial highlights

Class A Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.79	$16.06	$16.26	$16.37	$15.86
Net investment income[1]	0.45	0.47	0.53	0.61	0.63
Net realized and unrealized gain (loss) on investments	0.18	(0.23)	(0.05)	0.02	0.61
Total from investment operations	0.63	0.24	0.48	0.63	1.24
Less distributions
From net investment income	(0.49)	(0.51)	(0.63)	(0.67)	(0.70)
From net realized gain	—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.49)	(0.51)	(0.68)	(0.74)	(0.73)
Net asset value, end of period	$15.93	$15.79	$16.06	$16.26	$16.37
Total return (%)[2,3]	4.07	1.59	3.02	4.06	7.93
Ratios and supplemental data
Net assets, end of period (in millions)	$1,492	$1,904	$1,740	$1,411	$1,434
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.93	0.94	0.98	1.03
Expenses including reductions	0.83	0.87	0.89	0.92	0.98
Net investment income	2.83	3.01	3.25	3.80	3.84
Portfolio turnover (%)	98 [4]	56	66	77	72

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       46

Class B Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.79	$16.06	$16.26	$16.37	$15.86
Net investment income[1]	0.34	0.36	0.42	0.50	0.51
Net realized and unrealized gain (loss) on investments	0.18	(0.23)	(0.05)	0.02	0.61
Total from investment operations	0.52	0.13	0.37	0.52	1.12
Less distributions
From net investment income	(0.38)	(0.40)	(0.52)	(0.56)	(0.58)
From net realized gain	—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.38)	(0.40)	(0.57)	(0.63)	(0.61)
Net asset value, end of period	$15.93	$15.79	$16.06	$16.26	$16.37
Total return (%)[2,3]	3.35	0.88	2.31	3.34	7.18
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$23	$28	$33	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	1.63	1.64	1.68	1.73
Expenses including reductions	1.53	1.57	1.59	1.62	1.68
Net investment income	2.14	2.32	2.57	3.11	3.15
Portfolio turnover (%)	98 [4]	56	66	77	72

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       47

Class C Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.79	$16.06	$16.26	$16.37	$15.87
Net investment income[1]	0.34	0.36	0.41	0.49	0.51
Net realized and unrealized gain (loss) on investments	0.18	(0.23)	(0.04)	0.03	0.60
Total from investment operations	0.52	0.13	0.37	0.52	1.11
Less distributions
From net investment income	(0.38)	(0.40)	(0.52)	(0.56)	(0.58)
From net realized gain	—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.38)	(0.40)	(0.57)	(0.63)	(0.61)
Net asset value, end of period	$15.93	$15.79	$16.06	$16.26	$16.37
Total return (%)[2,3]	3.35	0.88	2.31	3.34	7.11
Ratios and supplemental data
Net assets, end of period (in millions)	$299	$310	$250	$162	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	1.63	1.64	1.68	1.72
Expenses including reductions	1.53	1.57	1.59	1.62	1.67
Net investment income	2.14	2.31	2.53	3.10	3.12
Portfolio turnover (%)	98 [4]	56	66	77	72

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       48

Class I Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.80	$16.06	$16.26	$16.37	$15.87
Net investment income[1]	0.50	0.52	0.57	0.66	0.68
Net realized and unrealized gain (loss) on investments	0.17	(0.22)	(0.04)	0.02	0.61
Total from investment operations	0.67	0.30	0.53	0.68	1.29
Less distributions
From net investment income	(0.54)	(0.56)	(0.68)	(0.72)	(0.76)
From net realized gain	—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.54)	(0.56)	(0.73)	(0.79)	(0.79)
Net asset value, end of period	$15.93	$15.80	$16.06	$16.26	$16.37
Total return (%)[2]	4.33	1.97	3.35	4.40	8.27
Ratios and supplemental data
Net assets, end of period (in millions)	$5,385	$1,367	$793	$302	$277
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	0.61	0.63	0.66	0.65
Expenses including reductions	0.51	0.56	0.57	0.60	0.60
Net investment income	3.15	3.32	3.53	4.11	4.19
Portfolio turnover (%)	98 [3]	56	66	77	72

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       49

Class R2 Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.81	$16.08	$16.27	$16.38	$15.87
Net investment income[1]	0.44	0.46	0.51	0.60	0.62
Net realized and unrealized gain (loss) on investments	0.18	(0.23)	(0.02)	0.02	0.64
Total from investment operations	0.62	0.23	0.49	0.62	1.26
Less distributions
From net investment income	(0.48)	(0.50)	(0.63)	(0.66)	(0.72)
From net realized gain	—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.48)	(0.50)	(0.68)	(0.73)	(0.75)
Net asset value, end of period	$15.95	$15.81	$16.08	$16.27	$16.38
Total return (%)[2]	3.97	1.55	2.97	4.01	8.09
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$56	$39	$7	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	1.03	0.98	1.05	1.03
Expenses including reductions	0.92	0.97	0.93	0.99	0.98
Net investment income	2.75	2.92	3.16	3.76	3.88
Portfolio turnover (%)	98 [3]	56	66	77	72

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       50

Class R4 Shares Period ended	5-31-17	5-31-16	5-31-15[1]
Per share operating performance
Net asset value, beginning of period	$15.81	$16.08	$16.15
Net investment income[2]	0.49	0.51	0.06
Net realized and unrealized gain (loss) on investments	0.17	(0.22)	(0.03)
Total from investment operations	0.66	0.29	0.03
Less distributions
From net investment income	(0.52)	(0.56)	(0.10)
Total distributions	(0.52)	(0.56)	(0.10)
Net asset value, end of period	$15.95	$15.81	$16.08
Total return (%)[3]	4.25	1.86	0.18	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$29	— [5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.82	0.80	[6]
Expenses including reductions	0.66	0.66	0.64	[6]
Net investment income	3.09	3.24	2.21	[6]
Portfolio turnover (%)	98 [8]	56	66	[7]

1	The inception date for Class R4 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 6-1-14 to 5-31-15.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       51

Class R6 Shares Period ended	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.81	$16.08	$16.28	$16.38	$15.87
Net investment income[1]	0.52	0.54	0.59	0.68	0.70
Net realized and unrealized gain (loss) on investments	0.19	(0.23)	(0.04)	0.03	0.61
Total from investment operations	0.71	0.31	0.55	0.71	1.31
Less distributions
From net investment income	(0.56)	(0.58)	(0.70)	(0.74)	(0.77)
From net realized gain	—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.56)	(0.58)	(0.75)	(0.81)	(0.80)
Net asset value, end of period	$15.96	$15.81	$16.08	$16.28	$16.38
Total return (%)[2]	4.58	2.02	3.45	4.58	8.42
Ratios and supplemental data
Net assets, end of period (in millions)	$529	$118	$93	$43	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	0.52	0.54	0.56	0.57
Expenses including reductions	0.41	0.44	0.46	0.50	0.52
Net investment income	3.27	3.45	3.66	4.26	4.30
Portfolio turnover (%)	98 [3]	56	66	77	72

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       52

Class NAV Shares Period ended	5-31-17	5-31-16[1]
Per share operating performance
Net asset value, beginning of period	$15.81	$15.78
Net investment income[2]	0.51	0.41
Net realized and unrealized gain on investments	0.19	0.06
Total from investment operations	0.70	0.47
Less distributions
From net investment income	(0.56)	(0.44)
Total distributions	(0.56)	(0.44)
Net asset value, end of period	$15.95	$15.81
Total return (%)[3]	4.51	3.03	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,862	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46	0.50	[5]
Expenses including reductions	0.41	0.44	[5]
Net investment income	3.28	3.44	[5]
Portfolio turnover (%)	98 [7]	56	[6]

1	The inception date for Class NAV shares is 8-31-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	The portfolio turnover is shown for the period from 6-1-15 to 5-31-16.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       53

Notes to financial statements

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's

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own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2017, by major security category or type:

	Total value at 5-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$4,421,982,378	—	$4,421,982,378	—
U.S. Government and Agency obligations	2,871,820,050	—	2,871,820,050	—
Foreign government obligations	55,971,817	—	55,971,817	—
Capital preferred securities	24,971,388	—	24,971,388	—
Convertible bonds	8,131,406	—	8,131,406	—
Term loans	12,153,511	—	12,153,511	—
Collateralized mortgageobligations	779,033,713	—	779,033,713	—
Asset backed securities	1,187,659,631	—	1,187,659,631	—
Preferred securities	40,491,259	$37,905,041	2,586,218	—
Short-term investments	277,307,000	—	277,307,000	—
Total investments in securities	$9,679,522,153	$37,905,041	$9,641,617,112	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a

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portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the year ended May 31, 2017, the fund had no borrowings under either line of credit. Commitment fees for the year ended May 31, 2017 were $13,126.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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For federal income tax purposes, as of May 31, 2017, the fund has a short-term capital loss carryfoward of $18,104,019 and a long-term capital loss carryforward of $21,103,377 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years. Net capital losses of $24,731,786 that are a result of security transactions occurring after October 31, 2016, are being deferred and will be treated as occurring on June 1, 2017, the first day of the fund's next taxable year.

As of May 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

The tax character of distributions for the years ended May 31, 2017 and 2016 was as follows:

	May 31, 2017	May 31, 2016
Ordinary Income	$179,357,081	$104,623,515
Long-Term Capital Gain	—	—
Total	$179,357,081	$104,623,515

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2017, the components of distributable earnings on a tax basis consisted of $6,667,451 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities, and merger related transactions.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.500% of the first $500 million of the fund's average daily net assets, (b) 0.475% of the next $500 million of the fund's average daily net assets, (c) 0.450% of the next $500 million of the fund's average daily net assets, (d) 0.450% of the next $500 million of the fund's average daily net assets, (e) 0.400% of the next $500 million of the fund's average daily net assets; and (f) 0.350% of the fund's average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a

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division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During year ended May 31, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund in order to reduce the total annual fund operating expenses by 0.05% of the fund's average daily net assets. These fee waivers and/or reimbursements expire on September 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average net assets attributable to the class. The fee waiver and/or reimbursement expires on September 30, 2017, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the year ended May 31, 2017, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$1,051,715	Class R4	$7,044
Class B	11,189	Class R6	135,978
Class C	180,772	Class NAV	117,972
Class I	1,684,846	Total	$3,220,115
Class R2	30,599

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended May 31, 2017 were equivalent to a net annual effective rate of 0.34% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—

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The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $12,129 for Class R4 shares for the year ended May 31, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,014,617 for the year ended May 31, 2017. Of this amount, $693,174 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,220,398 was paid as sales commissions to broker-dealers and $101,045 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2017, CDSCs received by the Distributor amounted to $29,539, $42,348 and $121,486 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,460,288	$2,239,073
Class B	192,996	23,752
Class C	3,122,502	383,348
Class I	—	3,147,264
Class R2	264,096	8,712
Class R4	42,410	1,950
Class R6	—	29,961
Total	$9,082,292	$5,834,060

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no

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interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$41,850,859	4	0.717%	$3,336

Note 5 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2017 and 2016 were as follows:

		Year ended 5-31-17		Year ended 5-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	34,092,817	$541,956,959	35,391,749	$554,961,010
Distributions reinvested	3,379,141	53,729,834	3,513,492	55,111,261
Repurchased	(64,381,575)	(1,018,201,732)	(26,690,242)	(418,500,249)
Net increase (decrease)	(26,909,617)	($422,514,939)	12,214,999	$191,572,022
Class B shares
Sold	52,907	$841,349	82,433	$1,288,500
Distributions reinvested	25,942	412,599	32,988	517,501
Repurchased	(481,926)	(7,658,790)	(431,764)	(6,776,648)
Net decrease	(403,077)	($6,404,842)	(316,343)	($4,970,647)
Class C shares
Sold	5,313,071	$84,561,671	7,058,923	$110,691,432
Distributions reinvested	441,776	7,023,679	409,330	6,420,042
Repurchased	(6,605,907)	(104,723,743)	(3,423,907)	(53,698,550)
Net increase (decrease)	(851,060)	($13,138,393)	4,044,346	$63,412,924
Class I shares
Sold	287,716,488	$4,554,434,157	56,304,150	$884,365,532
Distributions reinvested	6,047,097	95,884,815	1,944,559	30,506,400
Repurchased	(42,354,138)	(670,004,434)	(21,083,501)	(329,474,837)
Net increase	251,409,447	$3,980,314,538	37,165,208	$585,397,095
Class R2 shares
Sold	1,694,679	$26,908,315	1,698,660	$26,609,115
Distributions reinvested	94,466	1,504,103	88,114	1,383,168
Repurchased	(1,813,840)	(28,798,157)	(661,225)	(10,392,657)
Net increase (decrease)	(24,695)	($385,739)	1,125,549	$17,599,626
Class R4 shares
Sold	1,944,292	$30,402,882	13,084	$204,641
Distributions reinvested	25,093	397,094	138	2,171
Repurchased	(149,518)	(2,363,031)	—	—
Net increase	1,819,867	$28,436,945	13,222	$206,812
Class R6 shares
Sold	7,249,897	$114,511,357	2,204,481	$34,512,931
Issued in reorganization (Note 9)	21,559,231	342,414,487	—	—
Distributions reinvested	388,087	6,177,491	242,793	3,812,467
Repurchased	(3,497,257)	(55,036,889)	(779,808)	(12,233,469)
Net increase	25,699,958	$408,066,446	1,667,466	$26,091,929

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		Year ended 5-31-17		Year ended 5-31-16
	Shares	Amount	Shares	Amount
Class NAV shares[1]
Sold	1,517,213	$24,106,036	113,500	$1,786,571
Issued in reorganization (Note 9)	115,422,599	1,832,672,640	—	—
Distributions reinvested	430,922	6,865,378	2,626	41,131
Repurchased	(700,907)	(11,142,103)	(19,999)	(310,014)
Net increase	116,669,827	$1,852,501,951	96,127	$1,517,688
Total net increase	367,410,650	$5,826,875,967	56,010,574	$880,827,449

1The inception date for Class NAV shares is 8-31-15.

Affiliates of the fund owned 100% of Class NAV shares of the fund on May 31, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $4,960,509,566 and $2,067,161,820, respectively, for the year ended May 31, 2017. Purchases and sales of U.S. Treasury obligations aggregated $4,137,539,979 and $3,403,908,811, respectively, for the year ended May 31, 2017.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At May 31, 2017, funds within the John Hancock group of funds complex held 19.3% of the fund's net assets. The following affiliated fund owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
JHF II Multimanager Lifestyle Balanced Portfolio	7.3%

Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended May 31, 2017, the fund engaged in purchases and sales amounting to $266,761,405 and $20,605,715, respectively.

Note 9 — Reorganization

On April 6, 2017, the shareholders of John Hancock Funds II Active Bond Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the John Hancock Bond Fund (the Acquiring Fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund's shareholders of such Acquiring Fund's shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar investment objective and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund's identified cost. All distributable amounts of net income and realized gains from

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the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 21, 2017. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net asset value of the Acquired Fund	Appreciation of the Acquired Fund's investment	Shares redeemed by the Acquired Fund	Shares issued by the Acquiring Fund	Acquiring Fund net assets prior to combination	Acquiring Fund total net assets after combination
JHF Bond Fund	JHF II Active Bond Fund	$2,175,087,127	$44,407,828	216,660,147	136,981,830	$7,008,919,409	$9,184,006,536

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund's Statement of operations at May 31, 2017. See Note 5 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on June 1, 2016, the beginning of the reporting period, the Acquiring Fund's pro forma results of operations for the year ended May 31, 2017 are as follows:

Net investment income	$217,418,854
Net realized and unrealized gain (loss)	87,412,331
Increase (decrease) in net assets from operations	$304,831,185

Note 10 — New rule issuance

In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       62

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Bond Fund (the "Fund") as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the custodian, brokers, and agent banks, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 14, 2017

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       63

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2017.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2017 Form 1099-DIV in early 2018. This will reflect the tax character of all distributions paid in calendar year 2017.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       64

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	225
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	225
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	225
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	225
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	225
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       65

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	225
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	225
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	225

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2005	225
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       66

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2009	225
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	225

President and Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Collateral Trust, and John Hancock Exchange-Traded Fund Trust (since 2017).

James R. Boyle, Born: 1959	2015	225
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Warren A. Thomson, Born: 1955	2012	225
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       67

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2006
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 39 other John Hancock funds consisting of 29 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       68

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†##
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17
##Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       69

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF376177	21A 5/17 7/17

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2017, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2017 and 2016. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2017	May 31, 2016
John Hancock Bond Fund	$58,807	$54,761

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $106,517 and $103,474 for the fiscal years ended May 31, 2017 and 2016, respectively.

Fund	May 31, 2017	May 31, 2016
John Hancock Bond Fund	$510	$525

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2017 and 2016. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2017	May 31, 2016
John Hancock Bond Fund	$3,647	$3,500

(d) All Other Fees
The nature of the services comprising all other fees is attestation services surrounding merger activity. Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2017 and 2016 amounted to the following:

Fund	May 31, 2017	May 31, 2016
John Hancock Bond Fund	$4,332	$108

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2017, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2017 and 2016 amounted to the following:

Fund	May 31, 2017	May 31, 2016
John Hancock Sovereign Bond Fund	$5,976,127	$5,647,930

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 14, 2017